UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-01485

Exact name of registrant as specified in charter: Delaware Group® Equity Funds III

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: June 30

Date of reporting period: June 30, 2009

Item 1. Reports to Stockholders

Annual report Delaware American Services Fund June 30, 2009 Growth equity mutual fund

This annual report is for the information of Delaware American Services Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware American Services Fund.

The figures in the annual report for Delaware American Services Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware American Services Fund prospectus contains this and other important information about the investment company. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware American Services Fund at www.delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Contact information

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust

National distributor
Delaware Distributors, L.P.

Financial intermediary wholesaler
Lincoln Financial Distributors, L.P.

Shareholder servicing, dividend disbursing, and transfer agent
Delaware Service Company, Inc.

Mailing address
2005 Market Street
Philadelphia, PA 19103-7094

Shareholder assistance by phone
800 523-1918, weekdays from 8 a.m. to 7 p.m. Eastern time

For securities dealers and financial institutions representatives only
800 362-7500

Portfolio management review	1
Performance summary	5
Disclosure of Fund expenses	8
Sector allocation and top 10 holdings	10
Statement of net assets	11
Statement of operations	15
Statements of changes in net assets	16
Financial highlights	18
Notes to financial statements	28
Report of independent registered
public accounting firm	38
Other Fund information	39
Board of trustees/directors and
officers addendum	44
About the organization	52

Views expressed herein are current as of June 30, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware American Services Fund	July 7, 2009

Performance preview (for the period ended June 30, 2009)
Delaware American Services Fund (Class A shares)	1-year return	-25.57%
S&P 500 Index (benchmark)	1-year return	-26.22%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware American Services Fund, please see the table on page 5.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.

The stock market suffered steep declines during the fiscal year — one of the most turbulent periods since the Great Depression. Financial companies led the way down as credit conditions deteriorated.

Market sentiment began to collapse in mid-September 2008 after the federal government announced it would take control of mortgage lenders Fannie Mae and Freddie Mac. The news sent shockwaves through the financial system, but the market’s reaction was less severe than the selloff that followed the bankruptcy of investment bank Lehman Brothers and the forced sale of Merrill Lynch to Bank of America.

The Federal Reserve moved aggressively in support of the country’s financial system by pumping liquidity into the markets and cutting the target federal funds rate — the rate at which banks lend to each other overnight — from 2.00% to a range between 0.25% and zero. Additionally, the Fed launched several unconventional programs designed to restore the flow of credit and to buy toxic mortgage-backed and agency securities. Meanwhile, the U.S. government provided capital assistance to a number of financial companies, and late in the period conducted stress tests on the nation’s 19 largest banks to determine their potential need for additional capital.

Yet, economic difficulties were not limited to the financial industry. During the fiscal

Highlights from the fiscal period

  As expected, the Fund’s relative performance benefited most from its sector allocations, which differ from those in the S&P 500 Index because we invest primarily in leading U.S. service or service-related companies.

  The service sector contracted for nine consecutive months through June, according to the Institute for Supply Management.

  We revisited each holding in the Fund to assess the balance sheet of each company to determine its general health, debt load, and cash flow in light of its ongoing business activities.

Data this portfolio management review were provided by Bloomberg unless otherwise noted.	1

Portfolio management review
Delaware American Services Fund

year, Chrysler and General Motors filed for bankruptcy protection.

Although the government tried to contain the financial crisis, stock prices fell further, dropping precipitously on Sept. 29, 2008 — the day the first bailout package failed in Congress. Stock prices continued to unravel thereafter. The market finally reached a bottom for the fiscal year on March 6, 2009, after which it recorded three consecutive months of gains. Despite a modest pullback in June, most stock prices remained well above their lows for the fiscal year.

The crisis in the financial sector sent investors fleeing to the perceived safety of Treasurys and drove down prices in every sector of the stock market. Although the Fund did not still own decliners such as Hartford Financial Services Group, Citigroup, and Bank of America late in the fiscal year, we could not avoid all of the fallout.

Fund performance

For its fiscal year ended June 30, 2009, Delaware American Services Fund declined -25.57% for Class A shares at net asset value and -29.86% at maximum offer price (both figures reflect all distributions reinvested). During the same period, the Fund’s benchmark, the S&P 500 Index, was down -26.22% (source: Lipper). For the complete, annualized performance of Delaware American Services Fund, please see the table on page 5.

As expected, the Fund’s relative performance benefited most from its sector allocations, which differ from those in the S&P 500 Index because we invest primarily in leading U.S. service or service-related companies. Our holdings span a variety of sectors: primarily basic industry and capital goods, business services, consumer nondurables, consumer services, energy, financial services, and transportation.

Also during this period of market turmoil, we revisited each holding in the Fund to assess the balance sheet of each company to determine its general health, debt load, and cash flow in light of its ongoing business activities.

A decline in spending

The investments of consumers, who were already smarting from the drop in home prices, fell in value along with the overall market. Unemployment rose as companies trimmed staff to compensate for growing losses. Perhaps in response to all of these economic factors, Americans sharply curtailed their spending. In the fourth calendar quarter of 2008, for example, consumer spending dropped a record 8.9% — the worst decline since the U.S. Department of Commerce began reporting the statistic in 1947.

The spending downturn brought matters to a head for companies such as Circuit City, which had been losing market share for years. The company declared bankruptcy during the fiscal year. Meanwhile, market leader Best Buy, a portfolio holding, extended its dominance in electronic retailing.

In this environment, our exposure to consumer-driven stocks was the largest source of underperformance. The decline in consumer spending had an outsized impact on retailers, even those with strong business models and loyal customers. We favor such service companies, which we view as high-quality companies that have exceptional business plans and the wherewithal to execute those plans.

One such retailer was Urban Outfitters, a long-time holding. In the economic malaise, its same-store sales slowed and its stock, which had been selling at a premium, declined. Nevertheless, the company has distinctive products and has managed its inventories tightly, and we expect it to move out of the recession in good shape. Since April 2009, the stock has regained significant ground and remains in the portfolio.

On the positive side was Host Hotels & Resorts, a real estate investment trust that focuses on higher-end properties. Historically, we have believed that higher-end consumers, and therefore service companies that cater to them, sustain themselves through difficult environments. We bought shares of Host Hotels after the stock price reached a low in April 2009. Significantly, the price rose subsequently more than 80%, and we captured some of the return by trimming the position late in the fiscal period.

The impact of a weak economy

The U.S. economy remained in recession during the fiscal year. The gross domestic product — the output of goods and services produced by labor and property located in the United States — decreased at an annual rate of 6.3% in the fourth quarter of 2008 and 6.4% in the first quarter of 2009 (source: U.S. Commerce Department). The service sector also contracted for nine consecutive months through June, according to the Institute for Supply Management.

A number of the Fund’s holdings did relatively well in this difficult environment. Tetra Tech was a notable performer. The engineering company, which specializes in infrastructure projects and environmental resource management, has been relatively insensitive to economic conditions. Early in the period, Tetra Tech received the largest work order in its history, and it has also been expanding its services through a number of acquisitions, positioning itself to benefit from increased infrastructure spending, environmental restoration work, and government stimulus dollars. We continue to hold the stock.

In business services, our position in Healthcare Services Group was advantageous. The company provides housekeeping, laundry, and food services to nursing homes around the country — an extremely large and diverse customer base that we believe helps insulate Healthcare Services from the weak economy. The company is also growing, mainly through the purchase of small, independent competitors, and the stock remains in the portfolio.

The Fund also benefited from an overweight in healthcare stocks, which are widely considered a defensive group during economic downturns and strong security selection among biotechnology and healthcare services names. The biotechnology segment has been the source of significant innovation, and we believed the federal government would find it difficult to impose price controls on these companies.

Declines in energy and commodities prices

Although energy and commodities prices rose in the first weeks of the fiscal year, they reversed course as economic conditions deteriorated and demand dropped. For example, after hitting a record high of $147.27 a barrel on July 11, 2008, oil prices fell to a low of $33.87 a barrel — a quarter of its peak price — on Dec. 21, 2008 (source: Bloomberg).

Portfolio management review
Delaware American Services Fund

The sharp decline in oil prices had a major effect on service companies in the energy group, the weakest-performing sector in the S&P 500 Index and the Fund. It was also the source of two detractors: oilfield services giant Schlumberger and Willbros Group, a pipeline construction and services company. The decline in oil and gas prices led to a drop in drilling activity and therefore reduced demand for Schlumberger’s services. The decline in prices also led to lower levels of activity in Willbros Group’s engineering business. In the final months of the fiscal year, the share prices of both companies rebounded as the stock market rallied and energy prices recovered. We continue to hold Willbros Group, but sold the Fund’s shares of Schlumberger prior to the end of the period in favor of other opportunities.

Market turmoil eases

Since the market lows of March, we have seen a strong move off the bottom, resulting in what could be a rebound for stocks. This change has provided us with opportunities to build new positions. For example, as the global economy showed signs of recovery, we bought Genco Shipping & Trading, a U.S.-domiciled company providing transportation services around the world.

Performance summary
Delaware American Services Fund	June 30, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware American Services Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund performance	Average annual total returns through June 30, 2009
	1 year	3 years	5 years	Lifetime
Class A (Est. Dec. 29, 1999)
Excluding sales charge	-25.57%	-11.97%	-3.30%	+ 7.60%
Including sales charge	-29.86%	-13.68%	-4.44%	+ 6.93%
Class B (Est. Feb. 28, 2001)
Excluding sales charge	-26.14%	-12.61%	-4.02%	+ 3.67%
Including sales charge	-29.08%	-13.35%	-4.40%	+ 3.67%
Class C (Est. Feb. 28, 2001)
Excluding sales charge	-26.14%	-12.61%	-4.02%	+ 3.64%
Including sales charge	-26.87%	-12.61%	-4.02%	+ 3.64%
Class R (Est. Oct. 3, 2005)
Excluding sales charge	-25.75%	-12.18%	n/a	-7.67%
Including sales charge	-25.75%	-12.18%	n/a	-7.67%
Institutional Class (Est. Dec. 29, 1999)
Excluding sales charge	-25.41%	-11.75%	-3.06%	+ 7.83%
Including sales charge	-25.41%	-11.75%	-3.06%	+ 7.83%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for certain classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expense ratios” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 5 through 7.) Performance would have been lower had the expense limitation not been in effect.

Performance summary
Delaware American Services Fund

The Fund offers Class A, B, C, R, and Institutional Class shares.

Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Nov. 1, 2008, through Oct. 31, 2009.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 0.50% of average daily net assets.

Institutional Class shares were first made available Dec. 29, 1999, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

Class R shares were first made available Dec. 29, 1999, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from Nov. 1, 2008, through Oct. 31, 2009.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Nov. 1, 2008, through Oct. 31, 2009. In periods of market volatility, during which asset levels may fluctuate substantially, the Fund’s annual fund operating expenses may vary from the numbers shown in the table below. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.41%	2.11%	2.11%	1.71%	1.11%
(without fee waivers)
Net expenses	1.36%	2.11%	2.11%	1.61%	1.11%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

Performance of a $10,000 investment
Average annual total returns from Dec. 29, 1999 (Fund’s inception), through June 30, 2009

For period beginning Dec. 29, 1999, through June 30, 2009	Starting value	Ending value
Delaware American Services Fund — Class A shares	$9,425	$18,914
S&P 500 Index	$10,000	$7,415

The chart assumes $10,000 invested in the Fund on Dec. 29, 1999, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 5 through 7.

The chart also assumes $10,000 invested in the S&P 500 Index at that month’s end, Dec. 31, 1999.

The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	DASAX	24581P101
Class B	DASBX	24581P309
Class C	DAMCX	24581P408
Class R	DASRX	24581P507
Institutional Class	DASIX	24581P200

Disclosure of Fund expenses
For the period January 1, 2009 to June 30, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 to June 30, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware American Services Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/09	6/30/09	Expense Ratio	1/1/09 to 6/30/09*
Actual Fund return
Class A	$1,000.00	$1,128.50	1.51%	$7.97
Class B	1,000.00	1,124.90	2.26%	11.91
Class C	1,000.00	1,124.90	2.26%	11.91
Class R	1,000.00	1,127.50	1.76%	9.28
Institutional Class	1,000.00	1,130.00	1.26%	6.65
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.31	1.51%	$7.55
Class B	1,000.00	1,013.59	2.26%	11.28
Class C	1,000.00	1,013.59	2.26%	11.28
Class R	1,000.00	1,016.07	1.76%	8.80
Institutional Class	1,000.00	1,018.55	1.26%	6.31

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sector allocation and top 10 holdings
Delaware American Services Fund	As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	100.13%
Basic Industry/Capital Goods	7.38%
Business Services	12.44%
Consumer Durables	1.90%
Consumer Non-Durables	17.72%
Consumer Services	6.50%
Energy	8.07%
Financials	7.85%
Health Care	21.47%
Technology	10.37%
Transportation	6.43%
Discount Note	0.32%
U.S. Treasury Obligation	0.08%
Securities Lending Collateral	18.64%
Total Value of Securities	119.17%
Obligation to Return Securities Lending Collateral	(19.23%)
Receivable and Other Assets Net of Liabilities	0.06%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Cardinal Health	4.42%
Stryker	3.97%
Aetna	3.25%
Knight Transportation	3.01%
Dollar Tree	2.93%
F5 Networks	2.92%
Flowers Foods	2.74%
Urban Outfitters	2.68%
WellPoint	2.58%
Hunt (J.B.) Transport Services	2.44%

Statement of net assets
Delaware American Services Fund	June 30, 2009

		Number of shares	Value
Common Stock – 100.13%
Basic Industry/Capital Goods – 7.38%
	Dynamic Materials	114,000	$2,197,920
*†	Fuel Tech	135,800	1,317,260
	ITT	62,300	2,772,350
	Praxair	47,400	3,368,718
†	Tetra Tech	73,100	2,094,315
			11,750,563
Business Services – 12.44%
	Dun & Bradstreet	34,900	2,834,229
†	F5 Networks	134,500	4,652,355
†	Geo Group	162,300	3,015,534
†	Hewitt Associates Class A	84,000	2,501,520
	MasterCard Class A	15,200	2,543,112
	Watson Wyatt Worldwide Class A	59,600	2,236,788
†	Yahoo	130,000	2,035,800
			19,819,338
Consumer Durables – 1.90%
†	LKQ	184,000	3,026,800
			3,026,800
Consumer Non-Durables – 17.72%
*	Best Buy	46,400	1,553,936
	Church & Dwight	29,600	1,607,576
†	Dollar Tree	110,900	4,668,890
*	Flowers Foods	200,000	4,368,000
	Gap	133,700	2,192,680
*†	Hibbett Sports	99,399	1,789,182
*†	Kohl’s	48,700	2,081,925
	Lowe’s	78,300	1,519,803
†	lululemon athletica	135,300	1,762,959
*†	Urban Outfitters	204,500	4,267,915
	Wal-Mart Stores	49,800	2,412,312
			28,225,178
Consumer Services – 6.50%
*†	Amazon.com	40,500	3,388,230
†	BJ’s Restaurants	148,850	2,511,100
*†	Chipotle Mexican Grill Class A	5,100	408,000
†	First Cash Financial Services	99,800	1,748,496
	Host Hotels & Resorts	97,400	817,186

Statement of net assets
Delaware American Services Fund

		Number of shares	Value
Common Stock (continued)
Consumer Services (continued)
*†	Wynn Resorts	42,100	$1,486,130
			10,359,142
Energy – 8.07%
*	Core Laboratories	38,384	3,345,166
*	Diamond Offshore Drilling	32,800	2,724,040
*†	First Solar	12,400	2,010,288
†	National Oilwell Varco	70,800	2,312,328
†	Willbros Group	196,300	2,455,713
			12,847,535
Financials – 7.85%
	Aon	53,200	2,014,684
	Duff & Phelps Class A	42,600	757,428
	JPMorgan Chase	81,300	2,773,143
†	Knight Capital Group Class A	118,400	2,018,720
	Northern Trust	25,900	1,390,312
†	ProAssurance	46,200	2,134,902
	Wells Fargo	58,300	1,414,358
			12,503,547
Health Care – 21.47%
	Aetna	206,400	5,170,320
†	Biogen Idec	46,700	2,108,505
	Cardinal Health	230,200	7,032,610
†	Forest Laboratories	74,600	1,873,206
	Healthcare Services Group	125,200	2,238,576
	Perrigo	65,000	1,805,700
*	Stryker	159,300	6,330,582
	UnitedHealth Group	141,700	3,539,666
†	WellPoint	80,700	4,106,823
			34,205,988
Technology – 10.37%
†	Akamai Technologies	124,200	2,382,156
†	American Tower Class A	92,500	2,916,525
†	Apple	25,700	3,660,451
†	Cogent	196,600	2,109,518
*†	Nuance Communications	270,400	3,269,136
*†	Rosetta Stone	18,500	507,640
*†	Sybase	53,200	1,667,288
			16,512,714

	Number of shares	Value
Common Stock (continued)
Transportation – 6.43%
* Diana Shipping	52,300	$696,636
* Genco Shipping & Trading	40,000	868,800
* Hunt (J.B.) Transport Services	127,200	3,883,416
Knight Transportation	289,200	4,786,260
		10,235,112
Total Common Stock (cost $154,871,558)		159,485,917

	Principal amount
≠Discount Note – 0.32%
Federal Home Loan Bank 0.01% 7/1/09	$513,923	513,923
Total Discount Note (cost $513,923)		513,923

≠U.S. Treasury Obligation – 0.08%
U.S. Treasury Bill 0.088% 7/23/09	126,088	126,081
Total U.S. Treasury Obligation (cost $126,081)		126,081

Total Value of Securities – 100.53% (cost 155,511,562)		160,125,921

	Number of shares
Securities Lending Collateral** – 18.64%
Investment Companies
Mellon GSL DBT II Collateral Fund	12,719,130	12,719,130
BNY Mellon SL DBT II Liquidating Fund	17,329,667	16,965,744
†Mellon GSL Reinvestment Trust II	580,728	58
Total Securities Lending Collateral (cost $30,629,525)		29,684,932

Total Value of Securities – 119.17%
(cost $186,141,087)		189,810,853	©
Obligation to Return Securities
Lending Collateral** – (19.23%)		(30,629,525)
Receivable and Other Assets
Net of Liabilities – 0.06%		94,885
Net Assets Applicable to 15,082,317
Shares Outstanding – 100.00%		$159,276,213

Statement of net assets
Delaware American Services Fund

Net Asset Value – Delaware American Services Fund
Class A ($90,999,963 / 8,422,033 Shares)	$10.80
Net Asset Value – Delaware American Services Fund
Class B ($20,133,246 / 1,994,563 Shares)	$10.09
Net Asset Value – Delaware American Services Fund
Class C ($35,096,293 / 3,477,208 Shares)	$10.09
Net Asset Value – Delaware American Services Fund
Class R ($2,590,163 / 242,036 Shares)	$10.70
Net Asset Value – Delaware American Services Fund
Institutional Class ($10,456,548 / 946,477 Shares)	$11.05

Components of Net Assets at June 30, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$279,512,860
Accumulated net realized loss on investments	(123,906,413)
Net unrealized appreciation of investments	3,669,766
Total net assets	$159,276,213

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $29,515,692 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.

Net Asset Value and Offering Price Per Share –
Delaware American Services Fund
Net asset value Class A (A)	$10.80
Sales charge (5.75% of offering price) (B)	0.66
Offering price	$11.46

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

Statement of operations
Delaware American Services Fund	Year Ended June 30, 2009

Investment Income:
Dividends	$1,733,543
Interest	28,743
Securities lending income	882,702
Foreign tax withheld	(1,176)	$2,643,812

Expenses:
Management fees	1,530,310
Distribution expenses – Class A	350,461
Distribution expenses – Class B	246,634
Distribution expenses – Class C	461,471
Distribution expenses – Class R	22,193
Dividend disbursing and transfer agent fees and expenses	955,773
Registration fees	89,859
Accounting and administration expenses	81,617
Reports and statements to shareholders	50,054
Legal fees	40,543
Audit and tax	21,011
Custodian fees	20,382
Trustees’ fees	14,481
Insurance fees	7,944
Pricing fees	2,622
Dues and services	2,557
Consulting fees	2,277
Trustees’ expenses	1,008	3,901,197
Less fees waived		(183,435)
Less waived distribution expenses – Class A		(59,027)
Less waived distribution expenses – Class R		(3,682)
Less expense paid indirectly		(9)
Total operating expenses		3,655,044
Net Investment Loss		(1,011,232)

Net Realized and Unrealized Loss on Investments:
Net realized loss on investments		(98,246,299)
Net change in unrealized appreciation/depreciation of investments		21,181,707
Net Realized and Unrealized Loss on Investment		(77,064,592)

Net Decrease in Net Assets Resulting from Operations		$(78,075,824)

See accompanying notes

Statements of changes in net assets
Delaware American Services Fund

	Year Ended
	6/30/09	6/30/08
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,011,232)	$(1,119,703)
Net realized loss on investments	(98,246,299)	(11,643,024)
Net change in unrealized
appreciation/depreciation of investments	21,181,707	(144,423,024)
Net decrease in net assets resulting from operations	(78,075,824)	(157,185,751)

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(594,174)	(23,854,032)
Class B	(137,932)	(4,218,514)
Class C	(269,056)	(9,163,387)
Class R	(17,851)	(284,129)
Institutional Class	(56,322)	(2,109,117)
	(1,075,335)	(39,629,179)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,589,187	75,253,914
Class B	190,613	1,407,138
Class C	3,351,475	21,520,542
Class R	1,437,449	4,006,743
Institutional Class	3,026,462	16,136,033

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	550,731	21,647,654
Class B	122,152	3,978,235
Class C	250,862	8,735,452
Class R	17,851	284,129
Institutional Class	55,867	2,022,308
	22,592,649	154,992,148

	Year Ended
	6/30/09	6/30/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(110,056,225)	$(154,213,113)
Class B	(9,094,725)	(17,328,828)
Class C	(27,036,021)	(54,082,954)
Class R	(2,149,404)	(2,145,088)
Institutional Class	(15,407,759)	(12,661,365)
	(163,744,134)	(240,431,348)
Decrease in net assets derived from capital
share transactions	(141,151,485)	(85,439,200)
Net Decrease in Net Assets	(220,302,644)	(282,254,130)

Net Assets:
Beginning of year	379,578,857	661,832,987
End of year (there was no undistributed
net investment income at either year end)	$159,276,213	$379,578,857

See accompanying notes

Financial highlights
Delaware American Services Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

18

Year Ended
6/30/09	6/30/08	6/30/07	6/30/06		6/30/05
$14.560	$20.640	$17.270	$15.510		$14.400

(0.028)	0.004	(0.026)	(0.052)		(0.074)
(3.681)	(4.894)	3.764	1.812		1.620
(3.709)	(4.890)	3.738	1.760		1.546

(0.051)	(1.190)	(0.368)	—		(0.436)
(0.051)	(1.190)	(0.368)	—		(0.436)

$10.800	$14.560	$20.640	$17.270		$15.510

(25.57% )	(24.98% )	22.19%	11.35%		11.30%

$91,000	$230,659	$406,776	$237,455		$144,146
1.54%	1.36%	1.34%	1.36%		1.41%

1.68%	1.41%	1.39%	1.41%		1.47%
(0.25% )	0.03%	(0.14% )	(0.32%	)	(0.51% )

(0.39% )	(0.02% )	(0.19% )	(0.37%	)	(0.57% )
85%	81%	62%	78%		128%

19

Financial highlights
Delaware American Services Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

20

Year Ended
6/30/09	6/30/08	6/30/07	6/30/06		6/30/05
$13.710	$19.640	$16.570	$15.000		$14.040

(0.103)	(0.120)	(0.155)	(0.172)		(0.179)
(3.466)	(4.620)	3.593	1.742		1.575
(3.569)	(4.740)	3.438	1.570		1.396

(0.051)	(1.190)	(0.368)	—		(0.436)
(0.051)	(1.190)	(0.368)	—		(0.436)

$10.090	$13.710	$19.640	$16.570		$15.000

(26.14% )	(25.52% )	21.30%	10.47%		10.50%

$20,133	$38,985	$71,164	$58,797		$39,238
2.29%	2.11%	2.09%	2.11%		2.16%

2.38%	2.11%	2.09%	2.11%		2.17%
(1.00% )	(0.72% )	(0.89% )	(1.07%	)	(1.26% )

(1.09% )	(0.72% )	(0.89% )	(1.07%	)	(1.27% )
85%	81%	62%	78%		128%

21

Financial highlights
Delaware American Services Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

22

Year Ended
6/30/09	6/30/08	6/30/07	6/30/06		6/30/05
$13.710	$19.640	$16.570	$15.000		$14.040

(0.105)	(0.120)	(0.156)	(0.172)		(0.178)
(3.464)	(4.620)	3.594	1.742		1.574
(3.569)	(4.740)	3.438	1.570		1.396

(0.051)	(1.190)	(0.368)	—		(0.436)
(0.051)	(1.190)	(0.368)	—		(0.436)

$10.090	$13.710	$19.640	$16.570		$15.000

(26.14% )	(25.52% )	21.30%	10.47%		10.50%

$35,096	$78,451	$146,703	$100,628		$52,263
2.29%	2.11%	2.09%	2.11%		2.16%

2.38%	2.11%	2.09%	2.11%		2.17%
(1.00% )	(0.72% )	(0.89% )	(1.07%	)	(1.26% )

(1.09% )	(0.72% )	(0.89% )	(1.07%	)	(1.27% )
85%	81%	62%	78%		128%

23

Financial highlights
Delaware American Services Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.
4 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

24

			10/1/05[1]
Year Ended			to
6/30/09	6/30/08	6/30/07	6/30/06
$14.460	$20.550	$17.240	$15.750

(0.054)	(0.038)	(0.072)	(0.078)
(3.655)	(4.862)	3.750	1.568
(3.709)	(4.900)	3.678	1.490

(0.051)	(1.190)	(0.368)	—
(0.051)	(1.190)	(0.368)	—

$10.700	$14.460	$20.550	$17.240

(25.75% )	(25.15% )	21.87%	9.46%

$2,590	$4,588	$4,182	$1,193
1.79%	1.61%	1.59%	1.63%

1.98%	1.71%	1.69%	1.73%
(0.50% )	(0.22% )	(0.39% )	(0.63% )

(0.69% )	(0.32% )	(0.49% )	(0.73% )
85%	81%	62%	78% [4]

25

Financial highlights
Delaware American Services Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

26

Year Ended
6/30/09	6/30/08	6/30/07	6/30/06		6/30/05
$14.850	$20.970	$17.500	$15.680		$14.520

—	0.048	0.021	(0.010)		(0.037)
(3.749)	(4.978)	3.817	1.830		1.633
(3.749)	(4.930)	3.838	1.820		1.596

(0.051)	(1.190)	(0.368)	—		(0.436)
(0.051)	(1.190)	(0.368)	—		(0.436)

$11.050	$14.850	$20.970	$17.500		$15.680

(25.41% )	(24.77% )	22.47%	11.61%		11.63%

$10,457	$26,896	$33,008	$18,039		$1,934
1.29%	1.11%	1.09%	1.11%		1.16%

1.38%	1.11%	1.09%	1.11%		1.17%
—%	0.28%	0.11%	(0.07%	)	(0.26% )

(0.09% )	0.28%	0.11%	(0.07%	)	(0.27% )
85%	81%	62%	78%		128%

27

Notes to financial statements
Delaware American Services Fund	June 30, 2009

Delaware Group® Equity Funds III (Trust) is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend® Fund. These financial statements and the related notes pertain to the Delaware American Services Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

28

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,683 for the year ended June 30, 2009. In general, best execution refers

29

Notes to financial statements
Delaware American Services Fund

1. Significant Accounting Policies (continued)

to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective November 1, 2008, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed 1.25% of average daily net assets of the Fund through October 31, 2009. Prior to November 1, 2008, the Fund had no expense limitation. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended June 30, 2009, the Fund was charged $10,202 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

30

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DLLP has contracted to waive distribution and services fee through October 31, 2009, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average net daily net assets.

At June 30, 2009, the Fund had receivables due from and liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$(86,982)
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	(31,296)
Distribution fees payable to DDLP	(67,130)
Other expenses receivable from DMC and affiliates*	1,427

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended June 30, 2009, the Fund was charged $ 16,896 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended June 30, 2009, DDLP earned $12,753 for commissions on sales of the Fund’s Class A shares. For the year ended June 30, 2009, DDLP received gross CDSC commissions of $354, $ 84,596 and $ 4,824 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended June 30, 2009, the Fund made purchases of $171,441,941 and sales of $323,342,606 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes was $187,958,263. At June 30, 2009, net unrealized appreciation was $1,852,590, of which $15,187,318 related to unrealized appreciation of investments and $13,334,728 related to unrealized depreciation of investments.

31

Notes to financial statements
Delaware American Services Fund

3. Investments (continued)

Effective July 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$159,485,917	$—	$—	$159,485,917
U.S. Treasury Obligations	126,081	—	—	126,081
Short-Term	—	513,923	—	513,923
Securities Lending Collateral	12,719,130	16,965,744	58	29,684,932
Total	$172,331,128	$17,479,667	$58	$189,810,853

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 6/30/08	$—
Net change in unrealized appreciation/depreciation	(580,670)
Net transfers in and/or out of Level 3	580,728
Balance as of 6/30/09	$58

Net change in unrealized appreciation/depreciation
from investments still held as of 6/30/09	$(580,670)

32

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended June 30, 2009 and 2008 was as follows:

	Year Ended
	6/30/09	6/30/08
Ordinary income	$—	$11,662,069
Long-term capital gain	1,075,335	27,967,110
Total	$1,075,335	$39,629,179

5. Components of Net Assets on a Tax Basis

As of June 30, 2009, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$279,512,860
Capital loss carryforwards	(72,850,839)
Post-October losses	(49,238,398)
Unrealized appreciation of investments	1,852,590
Net assets	$159,276,213

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through June 30, 2009 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2009, the Fund recorded the following reclassifications.

Paid-in capital	$(950,416)
Accumulated net investment loss	1,011,232
Accumulated net realized loss	(60,816)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at June 30, 2009 will expire as follows: $72,850,839 expires in 2017.

33

Notes to financial statements
Delaware American Services Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	6/30/09	6/30/08
Shares sold:
Class A	1,241,956	4,115,037
Class B	19,787	78,084
Class C	309,074	1,199,473
Class R	126,613	219,451
Institutional Class	252,868	883,053

Shares issued upon reinvestment of dividends and distributions:
Class A	37,211	1,139,478
Class B	8,782	220,851
Class C	18,035	485,339
Class R	1,215	15,071
Institutional Class	3,700	104,677
	2,019,241	8,460,514
Shares repurchased:
Class A	(8,698,967)	(9,123,653)
Class B	(878,241)	(1,078,181)
Class C	(2,573,484)	(3,430,949)
Class R	(203,116)	(120,690)
Institutional Class	(1,121,023)	(750,466)
	(13,474,831)	(14,503,939)
Net decrease	(11,455,590)	(6,043,425)

For the years ended June 30, 2009 and 2008, 108,201 Class B shares were converted to 101,432 Class A shares valued at $1,119,732 and 126,991 Class B shares were converted to 119,872 Class A shares valued at $2,001,165, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up

34

to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008. The Fund had no loans outstanding as of December 31, 2008, or at any time during the period then ended.

Effective November 18, 2008, the Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record

35

Notes to financial statements
Delaware American Services Fund

8. Securities Lending (continued)

dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of securities on loan was $ 29,515,692, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund concentrates its investments in U.S. service and service-related companies across the economic spectrum. The Fund may be more susceptible to a single economic, political or regulatory occurrence affecting companies in these industries than other mutual funds not concentrating their investments in these industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

36

11. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended June 30, 2009, the Fund designates distributions paid during the year as follows:

(A) Long-Term Capital Gains Distributions (Tax Basis)	100%
(B) Ordinary Income Distribution (Tax Basis)	—
Total Distributions (Tax Basis)	100%

(A) and (B) are based on a percentage of the Fund’s total distributions.

12. Subsequent Events — Purchase of Delaware Investments by Macquarie Group

On August 19, 2009, Lincoln National Corporation and Macquarie Group (“Macquarie”) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP, and DSC, will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment, and funds management services (the “Transaction”). Upon completion of the Transaction, DMC, DDLP, and DSC will be wholly owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Funds. As a result, a Special Meeting of Shareholders (the “Meeting”) of the Funds will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Funds (the “New Agreement”). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Funds will receive proxy materials including more detailed information about the Meeting, the Transaction, and the proposed New Agreement.

Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 19, 2009, the date of issuance of the Fund’s financial statements, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

37

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group® Equity Funds III – Delaware American Services Fund

We have audited the accompanying statement of net assets of Delaware American Services Fund (one of the series constituting the Delaware Group Equity Funds III) (the Fund) as of June 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware American Services Fund series of Delaware Group Equity Funds III at June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
August 19, 2009

38

Other Fund information
(Unaudited)
Delaware American Services Fund

Board Consideration of Delaware American Services Fund Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware American Services Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding Management’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by Management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board

39

Other Fund information
(Unaudited)
Delaware American Services Fund

Board Consideration of Delaware American Services Fund Investment Advisory Agreement (continued)

also considered the transfer agent and shareholder services provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three- and five-year periods ended December 31, 2008. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional multi-cap growth funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the five-year period was in the third quartile. The Board determined that the Fund’s performance results were not in line with the Board’s objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also

40

focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through October 2009 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

41

Other Fund information
(Unaudited)
Delaware American Services Fund

Board Consideration of Delaware American Services Fund Investment Advisory Agreement (continued)

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Fund Management

Marshall T. Bassett
Senior Vice President, Chief Investment Officer — Emerging Growth Equity
Marshall T. Bassett leads the firm’s Emerging Growth Equity team, which focuses on small-, mid-, and smid-cap investment products and strategies. Before taking over leadership of the Emerging Growth Equity team, Bassett spent eight years as a portfolio manager and analyst, focusing on consumer and retail stocks in the growth area. Prior to joining Delaware Investments in 1997, he worked for eight years at Morgan Stanley Asset Management Group, where he most recently served as a vice president in its Emerging Growth group, analyzing small-cap companies. Before that, he worked at a community bank in Hopkinsville, Ky., which eventually became part of The Sovran Bank and Trust Company. He received his bachelor’s degree from Duke University and an MBA from The Fuqua School of Business at Duke University. Bassett is a member of The Fuqua School’s alumni board.

Barry S. Gladstein, CFA
Vice President, Portfolio Manager
Barry S. Gladstein is a portfolio manager in the energy, industrials, and materials sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments in 1995, he was director of operational planning at CIGNA Corporation from 1991 to 1995 and a senior accountant with Arthur Young. He holds a bachelor’s degree from Binghamton University and an MBA from The Wharton School of the University of Pennsylvania, and he is a member of the CFA Society of Philadelphia.

Christopher M. Holland
Vice President, Portfolio Manager
Christopher M. Holland, who joined Delaware Investments in 2001, is a portfolio manager in the business and financial services sectors of the firm’s Emerging Growth Equity team. Prior to joining the firm, Holland worked for three years as a municipal fixed income analyst at BlackRock and in private client services at J.P. Morgan Chase for another year. Holland holds a bachelor’s degree in economics from the University of Delaware and an MBA with a concentration in finance from Villanova University.

42

Rudy D. Torrijos III
Vice President, Portfolio Manager
Rudy D. Torrijos joined Delaware Investments in July 2005, where he serves as a portfolio manager with a focus on the technology sector for the firm’s Emerging Growth Equity team. He spent the prior two years as a technology analyst at Fiduciary Trust, where he was responsible for sector management of technology stocks for small-cap equity products. From 1997 to 2002 he worked for Neuberger Berman Growth Group, first as an analyst and then as fund manager. Torrijos worked as a technology analyst at Hellman Jordan Management for three years, and he began his career as a marketing/strategic financial planning analyst at Unocal in Los Angeles. Torrijos attended Harvard University, where he graduated with a bachelor’s degree in applied mathematics/economics.

Michael S. Tung, M.D.
Vice President, Portfolio Manager, Equity Analyst
Michael S. Tung, M.D., handles research and analysis and portfolio management in the healthcare sector for the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments in November 2006 as an equity analyst covering the technology and healthcare sectors for the firm’s Emerging Markets team, he worked for 20 months as a vice president at the Galleon Group, performing fundamental research in the medical technology and biotechnology sectors. From late 2003 to 2005 he was an analyst responsible for investing in healthcare equities for Hambrecht & Quist Capital Management, and he spent most of 2003 as a junior analyst for Durus Capital Management. He began his professional career in the medical field from 2001 to the beginning of 2003, first as a physician at the Lemuel Shattuck Hospital of the Tufts University School of Medicine and then as an anesthesiologist at Beth Israel Deaconess Medical Center at the Harvard Medical School. Dr. Tung received bachelor’s degrees in economics and biology, summa cum laude, from George Washington University, where he spent a year at Oxford University in England as one of only three students awarded the Pembroke College Scholarship. He earned his medical doctorate and an MBA from the Tufts University School of Medicine. Dr. Tung is also a licensed physician in New York State.

Lori P. Wachs, CFA
Vice President, Portfolio Manager
Lori P. Wachs is a portfolio manager and analyst for the consumer sector in the firm’s Emerging Growth Equity group. She joined Delaware Investments in 1992 after serving in the equity-risk arbitrage department of Goldman Sachs from 1990 to 1992. She holds a bachelor’s degree in economics from The Wharton School of the University of Pennsylvania, where she graduated Phi Beta Kappa.

43

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

44

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	81	Director
various executive capacities		Kaydon Corp.
at different times at		(July 2007–Present)
Delaware Investments.[2]
Board of Governors Member
Investment Company
Institute (ICI)
(2007–Present)

Member of Investment Committee
Cradle of Liberty Council, BSA
(November 2007–Present)

Finance Committee Member
St. John Vianney
Roman Catholic Church
(2007–Present)

Private Investor	81	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(April 2007–Present)
Investment Manager
Morgan Stanley & Co.		Chairman of
(January 1984–March 2004)		Investment Committee
Pennsylvania Academy of
Fine Arts (2007–Present)
Trustee (2004–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

45

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas L. Bennett
(continued)

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

46

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society
		(February 2006–Present)

President	81	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)
		Director
Executive Vice President		Ecore International
University of Pennsylvania
(April 1995–June 2002)

Founder and	81	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	81	None
Assurant, Inc. (Insurance)
(2002–2004)

Consultant	81	None
ARL Associates
(Financial Planning)
(1983–Present)

President and	81	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)

47

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
(continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

48

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
the Compensation Committee
Spanlink Communications

Lead Director and Member of
Compensation and
Governance Committees
Valmont Industries, Inc.

Vice President and Treasurer	81	Director
(January 2006–Present)		Okabena Company
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	81	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

49

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

50

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	81	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	81	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	81	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	81	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

51

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware American Services Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware American Services Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

52

Annual report Delaware Small Cap Growth Fund June 30, 2009 Growth equity mutual fund

This annual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Growth Fund.

The figures in the annual report for Delaware Small Cap Growth Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Small Cap Growth Fund prospectus contains this and other important information about the investment company. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Growth Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Contact information

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust

National distributor
Delaware Distributors, L.P.

Financial intermediary wholesaler
Lincoln Financial Distributors, L.P.

Shareholder servicing, dividend disbursing, and transfer agent
Delaware Service Company, Inc.

Mailing address
2005 Market Street
Philadelphia, PA 19103-7094

Shareholder assistance by phone
800 523-1918, weekdays from 8 a.m. to 7 p.m. Eastern time

For securities dealers and financial institutions representatives only
800 362-7500

Portfolio management review	1
Performance summary	5
Disclosure of Fund expenses	8
Sector allocation and top 10 holdings	10
Statement of net assets	11
Statement of operations	16
Statements of changes in net assets	18
Financial highlights	20
Notes to financial statements	30
Report of independent registered
public accounting firm	40
Other Fund information	41
Board of trustees/directors and
officers addendum	46
About the organization	54

Views expressed herein are current as of June 30, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Small Cap Growth Fund	July 7, 2009

Performance preview (for the period ended June 30, 2009)
Delaware Small Cap Growth Fund (Class A shares)	1-year return	-19.21%
Russell 2000® Growth Index (benchmark)	1-year return	-24.85%

Past performance is no guarantee of future results.
For complete, annualized performance for Delaware Small Cap Growth Fund, please see the table on page 5.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.

The stock market suffered steep declines during the fiscal year — one of the most turbulent periods since the Great Depression. Financial companies led the way down as credit conditions deteriorated.

Market sentiment began to collapse in mid-September 2008 after the federal government announced it would take control of mortgage lenders Fannie Mae and Freddie Mac. The news sent shockwaves through the financial system, but the market’s reaction was less severe than the selloff that followed with the bankruptcy of investment bank Lehman Brothers and the forced sale of Merrill Lynch to Bank of America.

Small-cap stocks declined in tandem with the market during the fiscal year. Smaller companies typically have a less diversified product mix than their larger cousins and are usually more vulnerable during a weak economy. Small-cap stocks tend to be more volatile, which can generally make them riskier in market downturns. However, small-cap growth stocks declined less than small-cap value stocks during the fiscal year.

Overall, the benchmark Russell 2000 Growth Index benefited from its small complement of less distressed financial companies. Financial stocks made up only about 5% of the index at the end of the fiscal year.

Highlights from the fiscal period

  Small-cap stocks, despite their historical tendency to underperform larger-cap stocks, declined in tandem with the market.

  We stayed true to our bottom-up investment process, seeking out and holding market leaders that we believed had the potential to deliver more growth in revenue and earnings than the benchmark.

  We revisited each holding in the Fund to assess the balance sheet of the company and to determine the company’s general health, debt load, and cash flow in light of its ongoing business activities.

Data for this portfolio management review were provided by Bloomberg unless otherwise noted.	1

Portfolio management review
Delaware Small Cap Growth Fund

The Federal Reserve moved aggressively in support of the country’s financial system by pumping liquidity into the markets and cutting the target federal funds rate — the rate at which banks lend to each other overnight — from 2.00% to a range between 0.25% and zero during the fiscal year. Additionally, the Fed launched several unconventional programs designed to restore the flow of credit and to buy toxic mortgage-backed securities. Meanwhile, the U.S. government provided capital assistance to a number of financial companies, and late in the fiscal year conducted stress tests on the nation’s 19 largest banks to determine their potential need for additional capital.

Yet economic difficulties were not limited to the financial industry. During the fiscal year, Chrysler and General Motors filed for bankruptcy protection.

Although the government tried to contain the financial crisis, stock prices continued to fall, dropping precipitously on Sept. 29, 2008 — the day the first bailout package failed in Congress — and continuing to unravel thereafter. The market finally reached a bottom for the fiscal year on March 6, 2009, after which it recorded three consecutive months of gains. Despite a modest pullback in June 2009, most stock prices remained well above their lows for the fiscal year.

Fund performance

For its fiscal year ended June 30, 2009, Delaware Small Cap Growth Fund returned -19.21% for Class A shares at net asset value and -23.85% at maximum offer price (both figures reflect all distributions reinvested). During the same period, the Fund’s benchmark, the Russell 2000 Growth Index, dropped -24.85% (source: Russell). For the complete, annualized performance of Delaware Small Cap Growth Fund, please see the table on page 5.

Nevertheless, we stayed true to our bottom-up investment process, seeking out and holding market leaders that we believed had the potential to deliver more growth in revenue and earnings than the benchmark. Such companies — those with low debt, growing earnings, and what we considered to be strong balance sheets — were best positioned to weather a negative market environment.

F5 Networks, which we continue to hold in the Fund, was a significant contributor to performance versus the benchmark. As large corporations consolidated their data centers, F5 leapfrogged even its biggest competitors to become the market leader in what the information technology industry calls “application delivery,” which is the development of software to help its clients reduce costs and effectively manage their data traffic.

Also during this period of market turmoil, we revisited each holding in the Fund to assess the balance sheet of the company and to determine the company’s general health, debt load, and cash flow in light of its ongoing business activities.

Slowdown in consumer spending and employment

The investments of consumers, who were already smarting from the drop in home prices, fell in value along with the overall market. Meanwhile, the U.S. economy remained in what was widely being labeled a recession. The gross domestic product — the output of goods and services produced by labor and property located in the United

2

States — decreased at an annual rate of 6.3% in the fourth quarter of 2008 and 6.4% in the first quarter of 2009 (source: U.S. Commerce Department).

Unemployment rose as companies trimmed staff to compensate for growing losses. At the end of January 2009, small businesses had experienced 12 consecutive months of job cuts (source: U.S. Labor Department). Perhaps in response to all of these economic factors, Americans sharply curtailed their spending. In the fourth calendar quarter of 2008, for example, consumer spending dropped a record 8.9% — the worst decline according to the U.S. Department of Commerce since it began reporting the statistic in 1947.

Although the Fund was underweight in the consumer-driven sectors during the fiscal year, the Fund’s exposure to them still had a negative effect on performance. The prices of many consumer-oriented stocks, especially those of retailers and restaurants, declined as the financial crisis deepened and consumers cut back on spending.

One decliner in the portfolio was RHI Entertainment, which produces and distributes made-for-television movies and miniseries. As advertising revenues continued to fall, television networks drastically reduced their orders for programming and RHI was unable to meet its revenue targets. We eliminated the position to make room for candidates we believed had better long-term outlooks.

Declines in energy, commodities, and transportation

In the first weeks of the fiscal year, energy and commodities prices continued to rise. However, as economic conditions deteriorated during July 2008 and demand dropped, prices reversed themselves. For example, after hitting a record high of $147.27 a barrel on July 11, 2008, oil prices fell to a low of $33.87 a barrel — a quarter of its peak price — on Dec. 21, 2008 (source: Bloomberg).

The collapse in prices had a major effect on energy and basic industrial companies. Consider the fortunes of one of the Fund’s holdings, Bucyrus International, a manufacturer of mining equipment. At the beginning of the fiscal year, the stock was at a record high as mining companies snapped up Bucyrus’s machines, which are used to extract coal, copper, oil sands, and iron ore. As the prices of the commodities dropped, equipment sales slowed, and the stock declined significantly. We purchased the stock near its lows. As commodity prices began to rise again, the investment aided performance.

In transportation, the Fund’s performance relative to its benchmark index was largely a result of what it didn’t own rather than what it did. Share prices in this sector have been driven by sky-high shipping rates, largely due to strong demand from emerging nations that need commodities such as steel to build infrastructure. When the global economy slowed and demand fell during the fiscal year, our transportation holdings contributed to returns at a time when many of these stocks suffered steep declines.

Grain prices fell along with other commodities during the period. The downturn was detrimental to one of the Fund’s holdings, Titan Machinery. At the beginning of the fiscal year, we believed this farm equipment retailer was well positioned to benefit from high grain prices, but the stock did not perform as expected when prices declined. Nevertheless, we continue to have conviction

3

Portfolio management review
Delaware Small Cap Growth Fund

for the company. Titan has acquired a number of small independent companies, which in our opinion have strong business models and good market share, and we believe that Titan could be at the beginning of a revenue growth cycle. The company rebounded strongly after its March market low, and we view it as a long-term holding.

Acquisitions affect healthcare sector

The Fund benefited from an overweight in healthcare stocks, which are widely considered a defensive group during economic downturns, particularly from pharmaceutical and biotechnology names. The biotechnology segment has been a source of significant innovation, and we believed the federal government would find it difficult to impose price controls on these companies.

The Fund benefited from the consolidation in the healthcare industry. Advanced Medical Optics, a holding in the Fund and leader in three different segments of ophthalmic care, was acquired by the pharmaceutical company Abbott Laboratories. German healthcare company Fresenius SE purchased another holding, APP Pharmaceuticals, which is a leading U.S. producer of hospital-based injectable drugs. These consolidations contributed to Fund returns through the subsequent sale of our positions in the healthcare companies that had been acquired.

The healthcare sector also provided a detractor: United Therapeutics, which develops products for patients with chronic and life-threatening diseases. The company’s share price declined sharply on the news that the Food and Drug Administration (FDA) requested more testing of a highly anticipated drug to treat hypertension. Because of the uncertainty, we sold the position.

Market turmoil eases

Since the market lows of March 2009, we have seen a strong move off the bottom, resulting in what could be a rebound for some of our most attractive stocks. This change provided us with opportunities to build positions. For example, as the global economy began to show signs of recovery, we added a transport company, Genco Shipping & Trading, to the Fund. In keeping with our investment approach, we continue to seek out and invest in small companies that we perceive have the potential to generate strong earnings and revenue growth.

4

Performance summary
Delaware Small Cap Growth Fund	June 30, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Small Cap Growth Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund performance	Average annual total returns through June 30, 2009
	1 year	3 years	5 years	Lifetime
Class A (Est. July 31, 2001)
Excluding sales charge	-19.21%	-10.30%	-4.10%	+0.91%
Including sales charge	-23.85%	-12.06%	-5.23%	+0.16%
Class B (Est. July 31, 2001)
Excluding sales charge	-19.67%	-10.88%	-4.77%	+0.23%
Including sales charge	-22.88%	-11.52%	-5.08%	+0.23%
Class C (Est. July 31, 2001)
Excluding sales charge	-19.80%	-10.97%	-4.83%	+0.19%
Including sales charge	-20.72%	-10.97%	-4.83%	+0.19%
Class R (Est. June 2, 2003)
Excluding sales charge	-19.32%	-10.47%	-4.33%	-0.09%
Including sales charge	-19.32%	-10.47%	-4.33%	-0.09%
Institutional Class (Est. July 31, 2001)
Excluding sales charge	-19.09%	-10.11%	-3.90%	+1.12%
Including sales charge	-19.09%	-10.11%	-3.90%	+1.12%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for certain classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expense ratios” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 5 through 7.) Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, B, C, R, and Institutional Class shares.

5

Performance summary
Delaware Small Cap Growth Fund

Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Nov. 1, 2008, through Oct. 31, 2009.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Class R shares were first made available June 2, 2003, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets. This fee has been contractually limited to 0.50% of average daily net assets from Nov. 1, 2008, through Oct. 31, 2009.

Institutional Class shares were first made available July 31, 2001, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Funds that invest in small and/or medium-sized company stocks typically involve greater risk, particularly in the short term, than those investing in larger, more established companies.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Nov. 1, 2008, through Oct. 31, 2009. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	2.29%	2.99%	2.99%	2.59%	1.99%
(without fee waivers)
Net expenses	1.71%	2.46%	2.46%	1.96%	1.46%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

6

Performance of a $10,000 investment
Average annual total returns from July 31, 2001 (Fund’s inception), through June 30, 2009

For period beginning July 31, 2001, through June 30, 2009	Starting value	Ending value
Russell 2000 Growth Index	$10,000	$10,159
Delaware Small Cap Growth Fund — Class A shares	$9,425	$10,128

The chart assumes $10,000 invested in the Fund on July 31, 2001, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 5 through 7.

The chart also assumes $10,000 invested in the Russell 2000 Growth Index as of July 31, 2001.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	DSCAX	246118301
Class B	DSCBX	246118400
Class C	DSCCX	246118509
Class R	DSCRX	246118590
Institutional Class	DSCIX	246118608

7

Disclosure of Fund expenses
For the period January 1, 2009 to June 30, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 to June 30, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware Small Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/09	6/30/09	Expense Ratio	1/1/09 to 6/30/09*
Actual Fund return
Class A	$1,000.00	$1,222.00	1.71%	$9.42
Class B	1,000.00	1,219.70	2.46%	13.54
Class C	1,000.00	1,215.80	2.46%	13.52
Class R	1,000.00	1,222.80	1.96%	10.80
Institutional Class	1,000.00	1,223.00	1.46%	8.05
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.31	1.71%	$8.55
Class B	1,000.00	1,012.60	2.46%	12.28
Class C	1,000.00	1,012.60	2.46%	12.28
Class R	1,000.00	1,015.08	1.96%	9.79
Institutional Class	1,000.00	1,017.55	1.46%	7.30

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

9

Sector allocation and top 10 holdings
Delaware Small Cap Growth Fund	As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock²	98.86%
Basic Industry/Capital Goods	9.14%
Business Services	10.20%
Consumer Durables	1.45%
Consumer Non-Durables	7.35%
Consumer Services	6.18%
Energy	3.62%
Financials	3.66%
Health Care	24.72%
Technology	28.51%
Transportation	4.03%
Discount Note	1.16%
U.S. Treasury Obligation	0.28%
Securities Lending Collateral	17.24%
Total Value of Securities	117.54%
Obligation to Return Securities Lending Collateral	(17.63%)
Receivables and Other Assets Net of Liabilities	0.09%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Medarex	3.59%
Sepracor	3.27%
F5 Networks	2.84%
Charles River Laboratories International	2.84%
CommScope	2.39%
Sybase	2.30%
Perrigo	2.23%
Abraxis BioScience	2.17%
Sucampo Pharmaceuticals Class A	2.15%
Nuance Communications	1.92%

10

Statement of net assets
Delaware Small Cap Growth Fund	June 30, 2009

		Number of shares	Value
Common Stock – 98.86%²
Basic Industry/Capital Goods – 9.14%
	Bucyrus International	6,100	$174,216
	Dynamic Materials	7,200	138,816
†	Exponent	3,200	78,432
†	Hexcel	7,900	75,287
	Lincoln Electric Holdings	2,300	82,892
†	Middleby	3,600	158,112
†	Tetra Tech	4,100	117,465
	Titan International	14,525	108,502
			933,722
Business Services – 10.20%
†	Aecom Technology	2,400	76,800
†	Clean Harbors	2,700	145,773
	Corporate Executive Board	7,400	153,624
†	Emergency Medical Services Class A	5,000	184,100
†	FTI Consulting	2,200	111,584
	Healthcare Services Group	10,100	180,588
	Pharmaceutical Product Development	2,500	58,050
	Watson Wyatt Worldwide Class A	3,500	131,355
			1,041,874
Consumer Durables – 1.45%
†	LKQ	9,000	148,050
			148,050
Consumer Non-Durables – 7.35%
*†	Aeropostale	3,700	126,799
†	Dick’s Sporting Goods	1,300	22,360
†	FGX International Holdings	4,000	45,520
†	Lululemon Athletica	8,100	105,543
	Penske Auto Group	5,400	89,856
*†	Titan Machinery	10,100	128,169
*†	Tractor Supply	2,600	107,432
†	Ulta Salon Cosmetics & Fragrance	11,300	125,656
			751,335
Consumer Services – 6.18%
*†	BJ’s Restaurants	9,050	152,674
*†@	Cardtronics	25,900	98,679
*†	Chipotle Mexican Grill Class A	300	24,000
†	First Cash Financial Services	6,400	112,128

11

Statement of net assets
Delaware Small Cap Growth Fund

		Number of shares	Value
Common Stock (continued)
Consumer Services (continued)
†	P.F. Chang’s China Bistro	1,300	$41,678
*	Royal Caribbean Cruises	1,700	23,018
†	Texas Roadhouse Class A	8,300	90,553
*†	Wynn Resorts	2,500	88,250
			630,980
Energy – 3.62%
*	Carbo Ceramics	3,900	133,380
*†	Goodrich Petroleum	5,200	127,868
†	Willbros Group	8,700	108,837
			370,085
Financials – 3.66%
†	Knight Capital Group Class A	6,900	117,645
	Lazard Class A	4,700	126,524
†	ProAssurance	2,800	129,388
			373,557
Health Care – 24.72%
†@	Abraxis BioScience	6,025	222,082
†	Affymetrix	29,500	174,935
*†	BioMarin Pharmaceuticals	2,300	35,903
*†	Cardiome Pharma	9,800	36,456
†	Celera	6,000	45,780
*†	Charles River Laboratories International	8,600	290,250
†	Cypress Bioscience	5,800	54,636
†	Medarex	43,900	366,565
†	Medivation	1,200	26,892
	PDL BioPharma	13,700	108,230
	Perrigo	8,200	227,796
†	Regeneron Pharmaceuticals	7,300	130,816
*†	Sepracor	19,300	334,276
†	Sucampo Pharmaceuticals Class A	35,600	219,652
	Syneron Medical	10,200	73,644
	Vanda Pharmaceutical	5,000	58,850
†	Wright Medical Group	7,300	118,698
			2,525,461

12

		Number of shares	Value
Common Stock (continued)
Technology – 28.51%
	Applied Signal Technology	3,700	$94,387
†	ArcSight	6,100	108,397
†	Ariba	300	2,952
†	BigBand Networks	28,400	146,828
†	Brocade Communications Systems	22,300	174,386
†	Cogent	11,800	126,614
†	CommScope	9,300	244,218
†	F5 Networks	8,400	290,555
	Henry (Jack) & Associates	6,900	143,175
†	Informatica	4,100	70,479
	Intersil Class A	8,500	106,845
†	Lam Research	4,400	114,400
†	Microsemi	13,700	189,060
*†	Nuance Communications	16,200	195,858
†	Perot Systems Class A	8,700	124,671
†	Polycom	3,100	62,837
*†	Rosetta Stone	5,100	139,944
†	Sybase	7,500	235,050
†	TriQuint Semiconductor	34,100	181,071
†	Varian Semiconductor Equipment Associates	4,500	107,955
†	Veeco Instruments	4,600	53,314
			2,912,996
Transportation – 4.03%
	Diana Shipping	4,300	57,276
	Genco Shipping & Trading	2,600	56,472
†	Genesee & Wyoming Class A	3,400	90,134
	Knight Transportation	8,900	147,295
†	Marten Transport	2,900	60,204
			411,381
Total Common Stock (cost $9,860,324)			10,099,441

		Principal amount
≠Discount Note – 1.16%
	Federal Home Loan Bank 0.01% 7/1/09	$118,042	118,042
Total Discount Note (cost $118,042)			118,042

13

Statement of net assets
Delaware Small Cap Growth Fund

	Principal amount	Value
≠U.S. Treasury Obligation – 0.28%
U.S. Treasury Bill 0.088% 7/23/09	$28,961	$28,959
Total U.S. Treasury Obligation (cost $28,959)		28,959
Total Value of Securities Before Securities
Lending Collateral – 100.30% (cost $10,007,325)		10,246,442

	Number of shares
Securities Lending Collateral** – 17.24%
Investment Companies
Mellon GSL DBT II Collateral Fund	508,359	508,359
BNY Mellon SL DBT II Liquidating Fund	1,280,203	1,253,319
†Mellon GSL Reinvestment Trust II	12,778	1
Total Securities Lending Collateral (cost $1,801,340)		1,761,679
Total Value of Securities – 117.54%
(cost $11,808,665)		12,008,121	©
Obligation to Return Securities
Lending Collateral** – (17.63%)		(1,801,340)
Receivables and Other Assets
Net of Liabilities – 0.09%		8,904
Net Assets Applicable to 1,555,246 Shares
Outstanding – 100.00%		$10,215,685

Net Asset Value – Delaware Small Cap Growth Fund
Class A ($5,164,449 / 762,492 Shares)		$6.77
Net Asset Value – Delaware Small Cap Growth Fund
Class B ($1,175,335 / 185,626 Shares)		$6.33
Net Asset Value – Delaware Small Cap Growth Fund
Class C ($3,049,106 / 482,585 Shares)		$6.32
Net Asset Value – Delaware Small Cap Growth Fund
Class R ($826,314 / 124,473 Shares)		$6.64
Net Asset Value – Delaware Small Cap Growth Fund
Institutional Class ($480.81 / 69.53 Shares)		$6.91

14

Components of Net Assets at June 30, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$13,430,619
Accumulated net realized loss on investments	(3,414,390)
Net unrealized appreciation of investments	199,456
Total net assets	$10,215,685

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
@	Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $320,761, which represented 3.14% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
©	Includes $1,757,111 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Small Cap Growth Fund
Net asset value Class A (A)	$6.77
Sales charge (5.75% of offering price) (B)	0.41
Offering price	$7.18

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

15

Statement of operations
Delaware Small Cap Growth Fund	Year Ended June 30, 2009

Investment Income:
Dividends	$21,800
Interest	5,611
Securities lending income	38,086	$65,497

Expenses:
Management fees	111,857
Dividend disbursing and transfer agent fees and expenses	82,808
Distribution expenses – Class A	16,915
Distribution expenses – Class B	13,674
Distribution expenses – Class C	33,541
Distribution expenses – Class R	4,929
Registration fees	45,956
Reports and statements to shareholders	18,462
Audit and tax fees	11,409
Accounting and administration expenses	4,474
Pricing fees	2,783
Legal fees	2,518
Custodian fees	1,968
Dues and services	1,777
Trustees’ fees	786
Insurance fees	388
Consulting fees	114
Trustee’s expenses	54	354,413
Less fees waived and expense reimbursement		(122,068)
Less waived distribution expenses – Class A		(2,824)
Less waived distribution expenses – Class R		(821)
Less expense paid indirectly		(79)
Total operating expenses		228,621
Net Investment Loss		(163,124)

Net Realized and Unrealized Loss on Investments:
Net realized loss on investments		(3,009,551)
Net change in unrealized appreciation/depreciation of investments		(239,849)
Net Realized and Unrealized Loss on Investments		(3,249,400)

Net Decrease in Net Assets Resulting from Operations		$(3,412,524)

See accompanying notes

16

Statements of changes in net assets
Delaware Small Cap Growth Fund

	Year Ended
	6/30/09	6/30/08
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(163,124)	$(337,950)
Net realized gain (loss) on investments	(3,009,551)	1,187,682
Net change in unrealized
appreciation/depreciation of investments	(239,849)	(6,733,743)
Net decrease in net assets resulting from operations	(3,412,524)	(5,884,011)

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	—	(1,772,691)
Class B	—	(536,782)
Class C	—	(1,136,488)
Class R	—	(251,984)
Institutional Class	—	(106)
	—	(3,698,051)

Return of capital:
Class A	—	(197,366)
Class B	—	(61,168)
Class C	—	(127,640)
Class R	—	(30,531)
Institutional Class	—	(12)
	—	(416,717)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,821,600	3,452,231
Class B	121,881	221,667
Class C	1,303,015	1,476,078
Class R	493,989	829,567

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	—	1,862,366
Class B	—	573,879
Class C	—	1,222,197
Class R	—	282,514
Institutional Class	—	118
	3,740,485	9,920,617

	Year Ended
	6/30/09	6/30/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(3,437,103)	$(4,928,751)
Class B	(649,590)	(1,023,302)
Class C	(1,981,506)	(3,044,299)
Class R	(680,222)	(1,503,474)
	(6,748,421)	(10,499,826)
Decrease in net assets derived from capital
share transactions	(3,007,936)	(579,209)
Net Decrease in Net Assets	(6,420,460)	(10,577,988)

Net Assets:
Beginning of year	16,636,145	27,214,133
End of year (there was no undistributed
net investment income at either year end)	$10,215,685	$16,636,145

See accompanying notes

Financial highlights
Delaware Small Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

20

Year Ended
6/30/09		6/30/08	6/30/07	6/30/06	6/30/05
$8.380		$12.880	$11.890	$11.300	$11.260

(0.072)		(0.118)	(0.141)	(0.134)	(0.138)
(1.538)		(2.465)	1.958	1.325	0.291
(1.610)		(2.583)	1.817	1.191	0.153

—		(1.730)	(0.827)	(0.601)	(0.113)
—		(0.187)	—	—	—
—		(1.917)	(0.827)	(0.601)	(0.113)

$6.770		$8.380	$12.880	$11.890	$11.300

(19.21%	)	(23.38% )	16.62%	10.70%	1.51%

$5,165		$8,563	$12,996	$14,941	$14,045
1.71%		1.73%	1.71%	1.60%	1.65%

2.85%		2.29%	2.33%	2.20%	1.97%
(1.12%	)	(1.17% )	(1.22% )	(1.12% )	(1.29% )

(2.26%	)	(1.73% )	(1.84% )	(1.72% )	(1.61% )
124%		105%	67%	78%	87%

21

Financial highlights
Delaware Small Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

22

Year Ended
6/30/09		6/30/08	6/30/07	6/30/06	6/30/05
$7.880		$12.300	$11.470	$11.000	$11.050

(0.117)		(0.191)	(0.225)	(0.221)	(0.217)
(1.433)		(2.312)	1.882	1.292	0.280
(1.550)		(2.503)	1.657	1.071	0.063

—		(1.730)	(0.827)	(0.601)	(0.113)
—		(0.187)	—	—	—
—		(1.917)	(0.827)	(0.601)	(0.113)

$6.330		$7.880	$12.300	$11.470	$11.000

(19.67%	)	(23.89% )	15.77%	9.87%	0.71%

$1,175		$2,140	$3,783	$4,858	$5,448
2.46%		2.48%	2.46%	2.35%	2.40%

3.55%		2.99%	3.03%	2.90%	2.67%
(1.87%	)	(1.92% )	(1.97% )	(1.87% )	(2.04% )

(2.96%	)	(2.43% )	(2.54% )	(2.42% )	(2.31% )
124%		105%	67%	78%	87%

23

Financial highlights
Delaware Small Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

24

Year Ended
6/30/09		6/30/08	6/30/07	6/30/06	6/30/05
$7.880		$12.300	$11.470	$11.000	$11.050

(0.117)		(0.191)	(0.225)	(0.221)	(0.217)
(1.443)		(2.312)	1.882	1.292	0.280
(1.560)		(2.503)	1.657	1.071	0.063

—		(1.730)	(0.827)	(0.601)	(0.113)
—		(0.187)	—	—	—
—		(1.917)	(0.827)	(0.601)	(0.113)

$6.320		$7.880	$12.300	$11.470	$11.000

(19.80%	)	(23.89% )	15.77%	9.87%	0.71%

$3,049		$4,708	$8,082	$9,495	$8,527
2.46%		2.48%	2.46%	2.35%	2.40%

3.55%		2.99%	3.03%	2.90%	2.67%
(1.87%	)	(1.92% )	(1.97% )	(1.87% )	(2.04% )

(2.96%	)	(2.43% )	(2.54% )	(2.42% )	(2.31% )
124%		105%	67%	78%	87%

25

Financial highlights
Delaware Small Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

26

Year Ended
6/30/09	6/30/08	6/30/07	6/30/06	6/30/05
$8.230	$12.710	$11.770	$11.220	$11.220

(0.088)	(0.143)	(0.170)	(0.164)	(0.176)
(1.502)	(2.420)	1.937	1.315	0.289
(1.590)	(2.563)	1.767	1.151	0.113

—	(1.730)	(0.827)	(0.601)	(0.113)
—	(0.187)	—	—	—
—	(1.917)	(0.827)	(0.601)	(0.113)

$6.640	$8.230	$12.710	$11.770	$11.220

(19.32% )	(23.56% )	16.34%	10.41%	1.15%

$826	$1,224	$2,352	$1,676	$1,575
1.96%	1.98%	1.96%	1.85%	2.00%

3.15%	2.59%	2.63%	2.50%	2.27%
(1.37% )	(1.42% )	(1.47% )	(1.37% )	(1.64% )

(2.56% )	(2.03% )	(2.14% )	(2.02% )	(1.91% )
124%	105%	67%	78%	87%

27

Financial highlights
Delaware Small Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

28

Year Ended
6/30/09	6/30/08	6/30/07	6/30/06	6/30/05
$8.540	$13.050	$12.020	$11.400	$11.330

(0.056)	(0.093)	(0.112)	(0.103)	(0.111)
(1.574)	(2.500)	1.969	1.324	0.294
(1.630)	(2.593)	1.857	1.221	0.183

—	(1.730)	(0.827)	(0.601)	(0.113)
—	(0.187)	—	—	—
—	(1.917)	(0.827)	(0.601)	(0.113)

$6.910	$8.540	$13.050	$12.020	$11.400

(19.09% )	(23.12% )	16.78%	10.87%	1.76%

$1	$1	$1	$1	$8
1.46%	1.48%	1.46%	1.35%	1.40%

2.55%	1.99%	2.03%	1.90%	1.67%
(0.87% )	(0.92% )	(0.97% )	(0.87% )	(1.04% )

(1.96% )	(1.43% )	(1.54% )	(1.42% )	(1.31% )
124%	105%	67%	78%	87%

29

Notes to financial statements
Delaware Small Cap Growth Fund	June 30, 2009

Delaware Group® Equity Funds III (Trust) is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend® Fund. These financial statements and the related notes pertain to the Delaware Small Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

30

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended June 30, 2009.

31

Notes to financial statements
Delaware Small Cap Growth Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.00% on the first $250 million of average daily net assets of the Fund, 0.90% on the next $250 million, and 0.75% on average daily net assets in excess of $500 million.

Effective November 1, 2008, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations (collectively, “non-routine expenses”)) do not exceed 1.46% of average daily net assets of the Fund through October 31, 2009. Prior to November 1, 2008, DMC had contracted to limit these expenses from exceeding 1.45% of average daily net assets. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended June 30, 2009, the Fund was charged $559 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. DDLP has contracted to limit

32

the Class A and Class R shares’ 12b-1 fees through October 31, 2009 to no more than 0.25% and 0.50%, respectively, of the Fund’s average daily net assets.

At June 30, 2009, the Fund had receivables due from and liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$(16,972)
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	(2,753)
Distribution fees payable to DDLP	(4,982)
Other receivables from DMC and affiliates*	348

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended June 30, 2009, the Fund was charged $953 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended June 30, 2009, DDLP earned $3,023 for commissions on sales of the Fund’s Class A shares. For the year ended June 30, 2009, DDLP received gross CDSC commissions of $ 93 $3,621 and $291 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the year ended June 30, 2009, the Fund made purchases of $13,571,318 and sales of $16,347,398 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes was $11,973,650. At June 30, 2009, the net unrealized appreciation was $34,471 of which $1,406,127 related to unrealized appreciation of investments and $1,371,656 related to unrealized depreciation of investments.

Effective July 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use

33

Notes to financial statements
Delaware Small Cap Growth Fund

3. Investments (continued)

in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$10,099,441	$—	$—	$10,099,441
U.S. Treasury Obligations	28,959	—	—	28,959
Short-Term	—	118,042	—	118,042
Securities Lending Collateral	508,359	1,253,319	1	1,761,679
Total	$10,636,759	$1,371,361	$1	$12,008,121

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 6/30/08	$—
Net transfers in and/or out of Level 3	12,778
Net change in unrealized appreciation/depreciation	(12,777)
Balance as of 6/30/09	$1

Net change in unrealized appreciation/depreciation from
investments still held as of 6/30/09	$(12,777)

34

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the year ended June 30, 2009. The tax character of dividends and distributions paid during the year ended June 30, 2008 was as follows:

Year Ended
6/30/08
Ordinary income	$4,905
Long-term capital gain	3,693,146
Return of capital	416,717
Total	$4,114,768

5. Components of Net Assets on a Tax Basis

As of June 30, 2009, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$13,430,619
Post-October losses	(2,794,516)
Capital loss carryforwards	(454,889)
Unrealized appreciation of investments	34,471
Net assets	$10,215,685

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through June 30, 2009 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2009, the Fund recorded the following reclassifications:

Accumulated net investment loss	$163,124
Paid-in capital	(163,124)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at June 30, 2009 will expire as follows: $454,889 expires in 2017.

35

Notes to financial statements
Delaware Small Cap Growth Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	6/30/09	6/30/08
Shares sold:
Class A	289,473	319,118
Class B	21,835	20,666
Class C	208,662	149,973
Class R	73,895	80,148

Shares issued upon reinvestment of dividends and distributions:
Class A	—	166,124
Class B	—	54,102
Class C	—	115,177
Class R	—	25,650
Institutional Class	—	11
	593,865	930,969
Shares repurchased:
Class A	(548,768)	(472,716)
Class B	(107,879)	(110,676)
Class C	(323,966)	(324,363)
Class R	(98,141)	(142,145)
	(1,078,754)	(1,049,900)
Net decrease	(484,889)	(118,931)

For the years ended June 30, 2009 and 2008, 25,058 Class B shares were converted to 23,442 Class A shares valued at $134,626 and 30,739 Class B shares were converted to 29,026 Class A shares valued at $289,793, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

36

Effective November 18, 2008, the Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Fund had no amounts outstanding as of June 30, 2009, or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur

37

Notes to financial statements
Delaware Small Cap Growth Fund

8. Securities Lending (continued)

during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of securities on loan was $1,757,111, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events — Purchase of Delaware Investments by Macquarie Group

On August 19, 2009, Lincoln National Corporation and Macquarie Group (“Macquarie”) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP, and DSC, will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment, and funds management services (the “Transaction”). Upon completion of the Transaction, DMC, DDLP, and DSC will be wholly owned subsidiaries of Macquarie.

38

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Funds. As a result, a Special Meeting of Shareholders (the “Meeting”) of the Funds will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Funds (the “New Agreement”). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Funds will receive proxy materials including more detailed information about the Meeting, the Transaction, and the proposed New Agreement.

Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 19, 2009, the date of issuance of the Fund’s financial statements, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

39

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group® Equity Funds III — Delaware Small Cap Growth Fund

We have audited the accompanying statement of net assets of Delaware Small Cap Growth Fund (one of the series constituting the Delaware Group Equity Funds III) (the Fund) as of June 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Small Cap Growth Fund series of Delaware Group Equity Funds III at June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
August 19, 2009

40

Other Fund information
Delaware Small Cap Growth Fund

Board Consideration of Delaware Small Cap Growth Fund Investment Advisory Agreement

At a meeting held on May 19–21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Small Cap Growth Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding Management’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by Management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders

41

Other Fund information
Delaware Small Cap Growth Fund

Board Consideration of Delaware Small Cap Growth Fund Investment Advisory Agreement (continued)

by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three- and five-year periods ended December 31, 2008. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- and five-year periods was in the fourth quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. However, in evaluating the Fund’s performance, the Board considered improvements in performance in early 2009 as well as Management’s efforts to increase portfolio management depth. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of

42

the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through October 2009 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the

43

Other Fund information
Delaware Small Cap Growth Fund

Board Consideration of Delaware Small Cap Growth Fund Investment Advisory Agreement (continued)

standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract did not fall within the standard structure. Management explained that, given the micro-cap orientation of the Fund, Management believed it was appropriate to institute a higher fee than that provided in the standard structure because the nature of investment in the asset category requires additional research and firm resources. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that if the Fund grows, economies of scale may be shared.

Fund management

Marshall T. Bassett
Senior Vice President, Chief Investment Officer – Emerging Growth Equity
Marshall T. Bassett leads the firm’s Emerging Growth Equity team, which focuses on small-, mid-, and smid-cap investment products and strategies. Before taking over leadership of the Emerging Growth Equity team, Bassett spent eight years as a portfolio manager and analyst, focusing on consumer and retail stocks in the growth area. Prior to joining Delaware Investments in 1997, he worked for eight years at Morgan Stanley Asset Management Group, where he most recently served as a vice president in its Emerging Growth group, analyzing small-cap companies. Before that, he worked at a community bank in Hopkinsville, Ky., which eventually became part of The Sovran Bank and Trust Company. He received his bachelor’s degree from Duke University and an MBA from The Fuqua School of Business at Duke University. Bassett is a member of The Fuqua School’s alumni board.

Barry S. Gladstein, CFA
Vice President, Portfolio Manager
Barry S. Gladstein is a portfolio manager in the energy, industrials, and materials sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments in 1995, he was director of operational planning at CIGNA Corporation from 1991 to 1995 and a senior accountant with Arthur Young. He holds a bachelor’s degree from Binghamton University and an MBA from The Wharton School of the University of Pennsylvania, and he is a member of the CFA Society of Philadelphia.

Christopher M. Holland
Vice President, Portfolio Manager
Christopher M. Holland, who joined Delaware Investments in 2001, is a portfolio manager in the business and financial services sectors of the firm’s Emerging Growth Equity team. Prior to joining the firm, Holland worked for three years as a municipal fixed income analyst at BlackRock

44

and in private client services at J.P. Morgan Chase for another year. Holland holds a bachelor’s degree in economics from the University of Delaware and an MBA with a concentration in finance from Villanova University.

Rudy D. Torrijos III
Vice President, Portfolio Manager
Rudy D. Torrijos joined Delaware Investments in July 2005, where he serves as a portfolio manager with a focus on the technology sector for the firm’s Emerging Growth Equity team. He spent the prior two years as a technology analyst at Fiduciary Trust, where he was responsible for sector management of technology stocks for small-cap equity products. From 1997 to 2002 he worked for Neuberger Berman Growth Group, first as an analyst and then as fund manager. Torrijos worked as a technology analyst at Hellman Jordan Management for three years, and he began his career as a marketing/strategic financial planning analyst at Unocal in Los Angeles. Torrijos attended Harvard University, where he graduated with a bachelor’s degree in applied mathematics/economics.

Michael S. Tung, M.D.
Vice President, Portfolio Manager, Equity Analyst
Michael S. Tung, M.D., handles research and analysis and portfolio management in the healthcare sector for the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments in November 2006 as an equity analyst covering the technology and healthcare sectors for the firm’s Emerging Markets team, he worked for 20 months as a vice president at the Galleon Group, performing fundamental research in the medical technology and biotechnology sectors. From late 2003 to 2005 he was an analyst responsible for investing in healthcare equities for Hambrecht & Quist Capital Management, and he spent most of 2003 as a junior analyst for Durus Capital Management. He began his professional career in the medical field from 2001 to the beginning of 2003, first as a physician at the Lemuel Shattuck Hospital of the Tufts University School of Medicine and then as an anesthesiologist at Beth Israel Deaconess Medical Center at the Harvard Medical School. Dr. Tung received bachelor’s degrees in economics and biology, summa cum laude, from George Washington University, where he spent a year at Oxford University in England as one of only three students awarded the Pembroke College Scholarship. He earned his medical doctorate and an MBA from the Tufts University School of Medicine. Dr. Tung is also a licensed physician in New York State.

Lori P. Wachs, CFA
Vice President, Portfolio Manager
Lori P. Wachs is a portfolio manager and analyst for the consumer sector in the firm’s Emerging Growth Equity group. She joined Delaware Investments in 1992 after serving in the equity-risk arbitrage department of Goldman Sachs from 1990 to 1992. She holds a bachelor’s degree in economics from The Wharton School of the University of Pennsylvania, where she graduated Phi Beta Kappa.

45

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

46

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	81	Director
various executive capacities		Kaydon Corp.
at different times at		(July 2007–Present)
Delaware Investments.[2]
Board of Governors Member
Investment Company
Institute (ICI)
(2007–Present)

Member of Investment Committee
Cradle of Liberty Council, BSA
(November 2007–Present)

Finance Committee Member
St. John Vianney
Roman Catholic Church
(2007–Present)

Private Investor	81	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(April 2007–Present)
Investment Manager
Morgan Stanley & Co.		Chairman of
(January 1984–March 2004)		Investment Committee
Pennsylvania Academy of
Fine Arts (2007–Present)
Trustee (2004–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

47

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas L. Bennett
(continued)

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

48

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society
		(February 2006–Present)

President	81	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)
		Director
Executive Vice President		Ecore International
University of Pennsylvania
(April 1995–June 2002)

Founder and	81	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	81	None
Assurant, Inc. (Insurance)
(2002–2004)

Consultant	81	None
ARL Associates
(Financial Planning)
(1983–Present)

President and	81	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)

49

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
(continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

50

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
the Compensation Committee
Spanlink Communications

Lead Director and Member of
Compensation and
Governance Committees
Valmont Industries, Inc.

Vice President and Treasurer	81	Director
(January 2006–Present)		Okabena Company
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	81	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

51

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

52

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	81	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	81	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	81	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	81	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

53

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Growth Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

54

Annual report Delaware Trend® Fund June 30, 2009 Growth equity mutual fund

This annual report is for the information of Delaware Trend Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Trend Fund.

The figures in the annual report for Delaware Trend Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Trend Fund prospectus contains this and other important information about the investment company. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Trend® Fund at www.delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Contact information

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust

National distributor
Delaware Distributors, L.P.

Financial intermediary wholesaler
Lincoln Financial Distributors, L.P.

Shareholder servicing, dividend disbursing, and transfer agent
Delaware Service Company, Inc.

Mailing address
2005 Market Street
Philadelphia, PA 19103-7094

Shareholder assistance by phone
800 523-1918, weekdays from 8 a.m. to 7 p.m. Eastern time

For securities dealers and financial institutions representatives only
800 362-7500

Portfolio management review	1
Performance summary	5
Disclosure of Fund expenses	10
Sector allocation and top 10 holdings	12
Statement of net assets	13
Statement of operations	18
Statements of changes in net assets	20
Financial highlights	22
Notes to financial statements	32
Report of independent registered public accounting firm	42
Other Fund information	43
Board of trustees/directors and officers addendum	48
About the organization	56

Views expressed herein are current as of June 30, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Trend® Fund	July 7, 2009

Performance preview (for the period ending June 30, 2009)
Delaware Trend Fund (Class A shares)	1-year return	-26.69%
Russell 2000® Growth Index (benchmark)	1-year return	-24.85%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Trend Fund, please see the table on page 5.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.

The stock market suffered steep declines during the fiscal year — one of the most turbulent periods since the Great Depression. Financial companies led the way down as credit conditions deteriorated.

Market sentiment began to collapse in mid-September 2008 after the federal government announced it would take control of mortgage lenders Fannie Mae and Freddie Mac. The news sent shockwaves through the financial system, but the market’s reaction was less severe than the selloff that followed with the bankruptcy of investment bank Lehman Brothers and the forced sale of Merrill Lynch to Bank of America.

Small-cap stocks declined in tandem with the market. These smaller companies typically have a less diversified product mix than their larger cousins and are usually more vulnerable during a weak economy. Small-cap stocks tend to be more volatile, which can generally make them riskier in market downturns. However, small-cap growth stocks declined less than small-cap value stocks during the fiscal year.

Overall the benchmark Russell 2000® Growth Index benefited from its small complement of less distressed financial companies. Financial stocks made up only about 5% of the index at the end of the fiscal year.

The Federal Reserve moved aggressively in support of the country’s financial system by pumping liquidity into the markets and

Highlights from the fiscal period

  Throughout the market turmoil, we stayed true to our bottom-up investment process — seeking out and holding companies that we believed had the potential to benefit from trends in the market as they developed. Companies that in our view had strong balance sheets, low debt, and growing earnings were best positioned to weather a negative market environment.

  We revisited each holding in the Fund to assess the balance sheet of the company and to determine the company’s general health, debt load, and cash flow in light of its ongoing business activities.

Data for this portfolio management review were provided by Bloomberg unless otherwise noted.	1

Portfolio management review
Delaware Trend® Fund

cutting the target federal funds rate — the rate at which banks lend to each other overnight — from 2.00% to a range between 0.25% and zero in 2009. Additionally, the Fed launched several unconventional programs designed to restore the flow of credit and to buy toxic mortgage-backed and agency securities. Meanwhile, the U.S. government provided capital assistance to a number of financial companies, and late in the fiscal year conducted stress tests on the nation’s 19 largest banks to determine their potential need for additional capital.

Yet, economic difficulties were not limited to the financial industry. During the fiscal year, Chrysler and General Motors filed for bankruptcy protection.

Although the government tried to contain the financial crisis, stock prices fell further, dropping precipitously on Sept. 29, 2008 — the day the first bailout package failed in Congress. Stock prices continued to unravel thereafter. The market finally reached a bottom for the fiscal year on March 6, 2009, after which it recorded three consecutive months of gains. Despite a modest pullback in June 2009, most stock prices remained well above their lows for the fiscal year.

Fund performance

For its fiscal year ended June 30, 2009, Delaware Trend Fund returned -26.69% for Class A shares at net asset value and -30.90% at maximum offer price (both figures reflect all distributions reinvested). During the same period, the Fund’s benchmark Russell 2000 Growth Index, returned -24.85% (source: Russell). For the complete, annualized performance of Delaware Trend Fund, please see the table on page 5.

Throughout the market turmoil, we stayed true to our bottom-up investment process — seeking out and holding companies that we believed had the potential to benefit from trends in the market as they develop. Companies that in our view had strong balance sheets, low debt, and growing earnings were best positioned to weather a negative market environment.

Although the Fund’s allocation to the financial sector did not have a material effect on our performance compared to the benchmark, individual holdings detracted from performance because the market treated companies, large and small, with distrust after the events of September 2008.

Weak economic conditions

The U.S. economy remained mired in recession during the fiscal year. The gross domestic product — the output of goods and services produced by labor and property located in the United States — decreased at an annual rate of 6.3% in the fourth quarter of 2008 and 6.4% in the first quarter of 2009. In this environment, we revisited each holding in the Fund to assess the balance sheet of each company to determine its general health, debt load and cash flow in light of its ongoing business activities.

We also focused on companies that were relatively insensitive to economic conditions, such as Emergency Medical Services (EMS), which provides outsourced emergency medical services to healthcare providers, with a primary focus on hospitals. EMS is also part of a fragmented industry that we believe is ripe for consolidation. The stock added positively to performance during the period and remains in the portfolio.

2

A change in spending habits

American consumers sharply curtailed their spending during the fiscal year. Already smarting from the drop in home prices, many saw their investment values fall along with the investment markets. Unemployment rose as companies trimmed staff to compensate for growing losses and earnings declines. At the end of January 2009, small businesses had experienced 12 consecutive months of job cuts.

Perhaps in response to all of these economic factors, consumers and businesses cut spending. In the fourth calendar quarter of 2009, for example, consumer spending dropped a record 8.9% — the worst decline since the U.S. Department of Commerce began reporting the statistic in 1947.

As a result, the Fund’s exposure to consumer-driven sectors was the largest detractor from performance versus the benchmark. Even market leaders with innovative concepts and strong product lines found the environment challenging as customers changed the amount of money they spent and how they spent it.

Nevertheless, F5 Networks, which we still held in the Fund at the end of the fiscal year, was one of the Fund’s strongest performers. As large corporations consolidated their data centers, F5 leapfrogged even its biggest competitors to become the market leader in what the information technology industry calls “application delivery.” This is the development of software to help clients reduce costs and effectively manage their data traffic.

Shift in energy and commodities prices

In the first weeks of the fiscal period, energy and commodities prices continued to rise. However, as economic conditions deteriorated during July 2008 and demand dropped, prices reversed themselves. For example, after hitting a record high of $147.27 a barrel on July 11, 2008, oil prices fell to a low of $33.87 a barrel — a quarter of its peak price – on Dec. 21, 2008.

The collapse in prices had a negative effect on energy and basic industrial companies. One of the Fund’s top detractors, Bucyrus International, was emblematic of the decline. We originally bought the mining equipment manufacturer because it seemed poised to benefit from the growing world-wide demand for commodities. In fact, its share price hit record highs during the fiscal year on strong sales of its machines, which are used to extract coal, copper, oil sands, and iron ore. As the prices of these commodities fell, equipment sales slowed, and the stock dropped in value. Bucyrus has been a long-term Fund holding, and therefore its decline notably impacted the Fund’s performance.

The Fund’s overweight in transportation also hampered results. Share prices in this sector have been driven by sky-high shipping rates, largely because of strong demand from emerging nations that need commodities such as steel to build infrastructure. As the global economy slowed and demand fell during the fiscal year, transportation company stocks suffered steep declines.

Like other commodities, grain prices fell during the fiscal year, a downturn that was detrimental to at least one Fund holding, Titan Machinery. The farm equipment retailer benefited from high grain prices at the beginning of the period, but its stock did not perform well as prices collapsed. Nevertheless, we are convinced that the company has much potential. Titan has acquired a number of small independent

3

Portfolio management review
Delaware Trend® Fund

companies with strong business models and good market share. We believe Titan could soon be at the beginning of a revenue growth cycle. It rebounded strongly after its March market low, and we view it as a long-term holding.

Acquisitions affect healthcare sector

The Fund benefited from an overweight in healthcare stocks, widely considered a defensive group during economic downturns, particularly from pharmaceutical and biotechnology names. The biotechnology segment has been the source of significant innovation, and we believe the federal government would find it difficult to impose price controls on these companies.

A wave of consolidations also benefited the Fund. German healthcare company Fresenius SE purchased APP Pharmaceuticals, a leading U.S. producer of hospital-based injectable drugs. Another healthcare holding, Cougar Biotechnology, was slated for acquisition by Johnson & Johnson (J&J). Cougar was in late-stage trials for an experimental drug to treat prostate cancer. In May, J&J made the announcement that it would buy Cougar. These consolidations contributed to Fund returns through the subsequent sale of our positions in the healthcare companies that had been acquired.

The healthcare sector was also the source of a detractor, United Therapeutics, which develops products for patients with life-threatening diseases. The company’s share price declined sharply on the news that the Food and Drug Administration (FDA) requested more testing of a highly anticipated drug to treat hypertension. Because of the uncertainty, we sold the position.

Market trends upward

Since the market lows of March 2009, we have seen a strong move off the bottom, resulting in what could be a rebound for some of our most attractive stocks. This change provided us with opportunities to build positions. For example, as the global economy began to show signs of recovery toward the end of the period, we purchased a transport stock Genco Shipping & Trading. We expect transportation companies to benefit from what may be renewed world-wide growth trends that may revive the need for shipping services.

4

Performance summary
Delaware Trend® Fund	June 30, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Trend Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund performance		Average annual total returns through June 30, 2009
	1 year	3 years	5 years	10 years	Lifetime
Class A (Est. Oct. 3, 1968)
Excluding sales charge	-26.69%	-9.52%	-3.59%	+0.55%	+7.77%
Including sales charge	-30.90%	-11.29%	-4.72%	-0.04%	+7.62%
Class B (Est. Sept. 6. 1994)
Excluding sales charge	-27.18%	-10.16%	-4.28%	-0.02%	+6.37%
Including sales charge	-29.98%	-10.67%	-4.54%	-0.02%	+6.37%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	-27.20%	-10.16%	-4.27%	-0.15%	+4.48%
Including sales charge	-27.90%	-10.16%	-4.27%	-0.15%	+4.48%
Class R (Est. June 2, 2003)
Excluding sales charge	-26.84%	-9.72%	-3.82%	n/a	+0.11%
Including sales charge	-26.84%	-9.72%	-3.82%	n/a	+0.11%
Institutional Class (Est. Nov. 23, 1992)
Excluding sales charge	-26.48%	-9.27%	-3.32%	+0.85%	+7.89%
Including sales charge	-26.48%	-9.27%	-3.32%	+0.85%	+7.89%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expense ratios” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 5 through 7.) Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, B, C, R, and Institutional Class shares.

5

Performance summary
Delaware Trend® Fund

Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets.

The Board of Trustees has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.25% rates described above.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Class R shares were first made available June 2, 2003, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from Nov. 1, 2008, through Oct. 31, 2009.

Institutional Class shares were first made available Nov. 23, 1992, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to Nov. 23, 1992, is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Funds that invest in small and/or medium-sized company stocks typically involve greater risk, particularly in the short term, than those investing in larger, more established companies.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

6

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Nov. 1, 2008, through Oct. 31, 2009. In periods of market volatility, during which asset levels may fluctuate substantially, the Fund’s annual fund operating expenses may vary from the numbers shown in the table below. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.43%	2.14%	2.14%	1.74%	1.14%
(without fee waivers)
Net expenses	1.43%	2.14%	2.14%	1.64%	1.14%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

7

Performance summary
Delaware Trend® Fund

Performance of a $10,000 investment
Average annual total returns from June 30, 1999, through June 30, 2009

For period beginning June 30, 1999, through June 30, 2009	Starting value	Ending value
Delaware Trend® Fund — Class A shares	$9,425	$9,961
Russell 2000 Growth Index	$10,000	$9,146

The chart assumes $10,000 invested in the Fund on June 30, 1999, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 5 through 7.

The chart also assumes $10,000 invested in the Russell 2000 Growth Index on June 30, 1999.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DELTX	245905104
Class B	DERBX	245905302
Class C	DETCX	245905401
Class R	DETRX	245905500
Institutional Class	DGTIX	245905203

8

Disclosure of Fund expenses
For the period January 1, 2009 to June 30, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 to June 30, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

10

Delaware Trend® Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/09	6/30/09	Expense Ratio	1/1/09 to 6/30/09*
Actual Fund return
Class A	$1,000.00	$1,197.10	1.44%	$7.84
Class B	1,000.00	1,191.90	2.15%	11.68
Class C	1,000.00	1,193.20	2.15%	11.69
Class R	1,000.00	1,195.30	1.65%	8.98
Institutional Class	1,000.00	1,197.60	1.15%	6.27
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.65	1.44%	$7.20
Class B	1,000.00	1,014.13	2.15%	10.74
Class C	1,000.00	1,014.13	2.15%	10.74
Class R	1,000.00	1,016.61	1.65%	8.25
Institutional Class	1,000.00	1,019.09	1.15%	5.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

11

Sector allocation and top 10 holdings
Delaware Trend® Fund	As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock²	100.05%
Basic Industry/Capital Goods	9.53%
Business Services	7.94%
Consumer Durables	1.44%
Consumer Non-Durables	7.27%
Consumer Services	6.59%
Energy	4.21%
Financials	3.92%
Health Care	25.13%
Technology	28.72%
Transportation	5.30%
Discount Note	0.03%
U.S. Treasury Obligation	0.01%
Securities Lending Collateral	20.81%
Total Value of Securities	120.90%
Obligation to Return Securities Lending Collateral	(21.28%)
Receivables and Other Assets Net of Liabilities	0.38%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Medarex	3.55%
Sepracor	3.26%
Charles River Laboratories International	2.88%
F5 Networks	2.82%
Commscope	2.36%
Sybase	2.26%
Perrigo	2.20%
Abraxis BioScience	2.17%
Nuance Communications	1.91%
Microsemi	1.84%

12

Statement of net assets
Delaware Trend® Fund	June 30, 2009

		Number of shares	Value
Common Stock – 100.05%²
Basic Industry/Capital Goods – 9.53%
*	Bucyrus International Class A	189,500	$5,412,120
	Dynamic Materials	222,100	4,282,088
†	Hexcel	244,200	2,327,226
*†	Itron	79,400	4,372,558
†	Mettler-Toledo International	31,200	2,407,080
†	Middleby	111,600	4,901,472
*†	Tetra Tech	127,300	3,647,145
*	Titan International	420,800	3,143,376
			30,493,065
Business Services – 7.94%
*†	Clean Harbors	70,800	3,822,492
†	Emergency Medical Services Class A	149,900	5,519,318
*†	FTI Consulting	65,300	3,312,016
†	Geo Group	285,800	5,310,164
†	Net 1 UEPS Technologies	261,100	3,548,349
†	Solera Holdings	152,500	3,873,500
			25,385,839
Consumer Durables – 1.44%
†	LKQ	280,500	4,614,225
			4,614,225
Consumer Non-Durables – 7.27%
*†	Aeropostale	114,700	3,930,769
†	Dick’s Sporting Goods	39,600	681,120
†	FGX International Holdings	123,900	1,409,982
†	Lululemon Athletica	252,800	3,293,984
*	Penske Auto Group	167,700	2,790,528
†	Titan Machinery	315,900	4,008,771
*†	Tractor Supply	80,800	3,338,656
†	Ulta Salon Cosmetics & Fragrance	343,100	3,815,272
			23,269,082
Consumer Services – 6.59%
*†	BJ’s Restaurants	278,500	4,698,295
@*†	Cardtronics	849,200	3,235,452
*†	Chipotle Mexican Grill Class A	9,900	792,000
†	First Cash Financial Services	195,500	3,425,160
*†	P.F. Chang’s China Bistro	43,600	1,397,816
*†	RHI Entertainment	394,200	1,257,498

13

Statement of net assets
Delaware Trend® Fund

		Number of shares	Value
Common Stock (continued)
Consumer Services (continued)
*	Royal Caribbean Cruises	53,600	$725,744
†	Texas Roadhouse Class A	256,200	2,795,142
*†	Wynn Resorts	77,700	2,742,810
			21,069,917
Energy – 4.21%
*	Carbo Ceramics	122,400	4,186,080
*	Core Laboratories	61,092	5,324,168
*†	Goodrich Petroleum	160,500	3,946,695
			13,456,943
Financials – 3.92%
	Duff & Phelps Class A	78,300	1,392,174
	Hanover Insurance Group	86,000	3,277,460
	Lazard Class A	145,700	3,922,244
†	ProAssurance	85,200	3,937,092
			12,528,970
Health Care – 25.13%
@†	Abraxis BioScience	188,497	6,947,999
*†	Acadia Pharmaceuticals	621,300	1,360,647
†	Affymetrix	913,750	5,418,538
*†	BioMarin Pharmaceuticals	75,200	1,173,872
*†	Cardiome Pharma	313,400	1,165,848
†	Celera	186,300	1,421,469
*†	Charles River Laboratories International	272,600	9,200,250
†	Cypress Bioscience	193,400	1,821,828
	Healthcare Services Group	283,800	5,074,344
†	Medarex	1,357,900	11,338,465
†	Medivation	37,600	842,616
	PDL BioPharma	427,500	3,377,250
*	Perrigo	253,600	7,045,008
	Pharmaceutical Product Development	76,000	1,764,720
†	Regeneron Pharmaceuticals	226,900	4,066,048
*†	Sepracor	601,000	10,409,320
†	Syneron Medical	322,500	2,328,450
*†	Vanda Pharmaceutical	169,400	1,993,838
*†	Wright Medical Group	222,400	3,616,224
			80,366,734

14

		Number of shares	Value
Common Stock (continued)
Technology – 28.72%
	Applied Signal Technology	114,500	$2,920,895
†	ArcSight	185,890	3,303,265
†	Ariba	9,615	94,612
†	BigBand Networks	888,300	4,592,511
†	Brocade Communications Systems	696,200	5,444,284
†	Cogent	367,600	3,944,348
†	Commscope	287,000	7,536,620
†	F5 Networks	261,000	9,027,989
*†	Informatica	125,600	2,159,064
*	Intersil Class A	265,700	3,339,849
	Jack Henry & Associates	189,200	3,925,900
*†	Lam Research	136,100	3,538,600
*†	Microsemi	427,100	5,893,980
*†	Nuance Communications	505,700	6,113,913
†	Perot Systems Class A	267,800	3,837,574
*†	Polycom	94,700	1,919,569
*†	Rosetta Stone	160,900	4,415,096
*†	salesforce.com	53,400	2,038,278
*†	Sybase	230,900	7,236,406
†	TriQuint Semiconductor	1,049,900	5,574,969
†	Varian Semiconductor Equipment Associates	139,300	3,341,807
†	Veeco Instruments	141,800	1,643,462
			91,842,991
Transportation – 5.30%
*	Diana Shipping	138,000	1,838,160
*	Genco Shipping & Trading	80,900	1,757,148
†	Genesee & Wyoming Class A	94,200	2,497,242
*	Hunt (J.B.) Transport Services	150,500	4,594,765
	Knight Transportation	272,700	4,513,185
†	Marten Transport	84,000	1,743,840
			16,944,340
Total Common Stock (cost $305,058,138)			319,972,106

		Principal amount
≠Discount Note – 0.03%
	Federal Home Loan Bank 0.01% 7/1/09	$94,755	94,755
Total Discount Note (cost $94,755)			94,755

15

Statement of net assets
Delaware Trend® Fund

	Principal amount	Value
≠U.S. Treasury Obligation – 0.01%
U.S. Treasury Bill 0.088% 7/23/09	$23,248	$23,246
Total U.S. Treasury Obligation (cost $23,246)		23,246
Total Value of Securities – 100.09%
(cost $305,176,139)		320,090,107

	Number of shares
Securities Lending Collateral** – 20.81%
Investment Companies
Mellon GSL DBT II Collateral Fund	36,903,545	36,903,545
BNY Mellon SL DBT II Liquidating Fund	30,281,460	29,645,549
†Mellon GSL Reinvestment Trust II	875,601	88
Total Securities Lending Collateral
(cost $68,060,606)		66,549,182

Total Value of Securities – 120.90%
(cost $373,236,745)		386,639,289	©
Obligation to Return Securities
Lending Collateral** – (21.28%)		(68,060,606)
Receivables and Other Assets
Net of Liabilities – 0.38%		1,212,289
Net Assets Applicable to 30,257,386
Shares Outstanding – 100.00%		$319,790,972

Net Asset Value – Delaware Trend Fund
Class A ($250,239,304 / 23,134,295 Shares)		$10.82
Net Asset Value – Delaware Trend Fund
Class B ($16,310,261 / 1,835,684 Shares)		$ 8.89
Net Asset Value – Delaware Trend Fund
Class C ($30,493,648 / 3,335,035 Shares)		$ 9.14
Net Asset Value – Delaware Trend Fund
Class R ($2,048,571 / 193,311 Shares)		$10.60
Net Asset Value – Delaware Trend Fund
Institutional Class ($20,699,188 / 1,759,061 Shares)		$11.77

16

Components of Net Assets at June 30, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$422,338,617
Accumulated net realized loss on investments	(115,950,189)
Net unrealized appreciation of investments	13,402,544
Total net assets	$319,790,972

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $65,842,698 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.
@	Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $10,183,451, which represented 3.19% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Net Asset Value and Offering Price Per Share –
Delaware Trend Fund
Net asset value Class A (A)	$10.82
Sales charge (5.75% of offering price) (B)	0.66
Offering price	$11.48

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

17

Statement of operations
Delaware Trend® Fund	Year Ended June 30, 2009

Investment Income:
Dividends	$880,220
Securities lending income	1,476,557
Interest	68,055
Foreign tax withheld	(18,345)
		$2,406,487
Expenses:
Management fees	2,662,437
Dividend disbursing and transfer agent fees and expenses	1,577,808
Distribution expenses – Class A	801,581
Distribution expenses – Class B	256,094
Distribution expenses – Class C	355,915
Distribution expenses – Class R	12,473
Accounting and administration expenses	142,249
Reports and statements to shareholders	75,846
Legal fees	70,474
Registration fees	69,045
Trustees’ fees	24,852
Audit and tax	17,223
Insurance fees	12,688
Custodian fees	9,631
Consulting fees	3,462
Dues and services	3,083
Pricing fees	2,849
Trustees’ expenses	1,850	6,099,560
Less fees waived		(415,283)
Less waived distribution expenses – Class R		(2,079)
Less expense paid indirectly		(794)
Total operating expenses		5,681,404
Net Investment Loss		(3,274,917)

Net Realized and Unrealized Loss on Investment:
Net realized loss on investments		(106,373,317)
Net change in unrealized appreciation/depreciation of investments		(40,276,978)
Net Realized and Unrealized Loss on Investment		(146,650,295)

Net Decrease in Net Assets Resulting from Operations		$(149,925,212)

See accompanying notes

18

Statements of changes in net assets
Delaware Trend® Fund

	Year Ended
	6/30/09	6/30/08
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(3,274,917)	$(6,862,410)
Net realized gain (loss) on investments	(106,373,317)	123,572,071
Net change in unrealized
appreciation/depreciation of investments	(40,276,978)	(214,176,750)
Net decrease in net assets resulting from operations	(149,925,212)	(97,467,089)

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(14,365,125)	(132,563,718)
Class B	(1,898,273)	(20,814,392)
Class C	(2,271,952)	(21,038,391)
Class R	(103,115)	(874,477)
Institutional Class	(938,918)	(22,981,719)
	(19,577,383)	(198,272,697)

Capital Share Transactions:
Proceeds from shares sold:
Class A	30,554,809	56,800,611
Class B	80,535	425,893
Class C	1,407,319	3,638,600
Class R	644,100	2,157,960
Institutional Class	8,669,133	18,413,190

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	13,700,804	126,826,651
Class B	1,817,401	19,753,249
Class C	2,154,658	19,786,393
Class R	103,114	874,471
Institutional Class	933,263	22,897,014
	60,065,136	271,574,032

	Year Ended
	6/30/09	6/30/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(89,126,121)	$(178,646,529)
Class B	(16,970,997)	(30,700,090)
Class C	(12,327,181)	(25,197,762)
Class R	(718,736)	(2,260,371)
Institutional Class	(11,033,554)	(139,991,801)
	(130,176,589)	(376,796,553)
Decrease in net assets derived from capital
share transactions	(70,111,453)	(105,222,521)
Net Decrease in Net Assets	(239,614,048)	(400,962,307)

Net Assets:
Beginning of year	559,405,020	960,367,327
End of year (there was no undistributed
net investment income at either year end)	$319,790,972	$559,405,020

See accompanying notes

Financial highlights
Delaware Trend® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
6/30/09	6/30/08	6/30/07	6/30/06		6/30/05
$15.260	$22.320	$22.430	$20.180		$19.940

(0.086)	(0.144)	(0.177)	(0.191)		(0.185)
(3.812)	(2.196)	3.394	2.441		0.425
(3.898)	(2.340)	3.217	2.250		0.240

(0.542)	(4.720)	(3.327)	—		—
(0.542)	(4.720)	(3.327)	—		—

$10.820	$15.260	$22.320	$22.430		$20.180

(26.69% )	(13.76% )	17.15%	11.15%		1.20%

$250,239	$422,136	$623,869	$679,312		$748,151
1.48%	1.43%	1.41%	1.40%		1.40%

1.60%	1.43%	1.42%	1.40%		1.40%
(0.81% )	(0.80% )	(0.85% )	(0.86%	)	(0.98%	)

(0.93% )	(0.80% )	(0.86% )	(0.86%	)	(0.98%	)
110%	74%	58%	71%		44%

Financial highlights
Delaware Trend® Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
6/30/09	6/30/08	6/30/07	6/30/06		6/30/05
$12.720	$19.490	$20.130	$18.240		$18.160

(0.146)	(0.246)	(0.299)	(0.327)		(0.305)
(3.142)	(1.804)	2.986	2.217		0.385
(3.288)	(2.050)	2.687	1.890		0.080

(0.542)	(4.720)	(3.327)	—		—
(0.542)	(4.720)	(3.327)	—		—

$8.890	$12.720	$19.490	$20.130		$18.240

(27.18% )	(14.44% )	16.37%	10.36%		0.44%

$16,310	$46,196	$87,433	$113,683		$138,515
2.19%	2.14%	2.12%	2.11%		2.10%

2.31%	2.14%	2.13%	2.11%		2.10%
(1.52% )	(1.51% )	(1.56% )	(1.57%	)	(1.68%	)

(1.64% )	(1.51% )	(1.57% )	(1.57%	)	(1.68%	)
110%	74%	58%	71%		44%

Financial highlights
Delaware Trend® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
6/30/09	6/30/08	6/30/07	6/30/06		6/30/05
$13.080	$19.900	$20.490	$18.570		$18.480

(0.147)	(0.249)	(0.303)	(0.331)		(0.308)
(3.251)	(1.851)	3.040	2.251		0.398
(3.398)	(2.100)	2.737	1.920		0.090

(0.542)	(4.720)	(3.327)	—		—
(0.542)	(4.720)	(3.327)	—		—

$9.140	$13.080	$19.900	$20.490		$18.570

(27.20% )	(14.39% )	16.32%	10.34%		0.49%

$30,494	$57,371	$90,945	$123,295		$145,328
2.19%	2.14%	2.12%	2.11%		2.10%

2.31%	2.14%	2.13%	2.11%		2.10%
(1.52% )	(1.51% )	(1.56% )	(1.57%	)	(1.68%	)

(1.64% )	(1.51% )	(1.57% )	(1.57%	)	(1.68%	)
110%	74%	58%	71%		44%

Financial highlights
Delaware Trend® Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Year Ended
6/30/09	6/30/08	6/30/07	6/30/06		6/30/05
$15.000	$22.060	$22.240	$20.060		$19.880

(0.107)	(0.179)	(0.219)	(0.239)		(0.246)
(3.751)	(2.161)	3.366	2.419		0.426
(3.858)	(2.340)	3.147	2.180		0.180

(0.542)	(4.720)	(3.327)	—		—
(0.542)	(4.720)	(3.327)	—		—

$10.600	$15.000	$22.060	$22.240		$20.060

(26.84% )	(14.01% )	16.96%	10.87%		0.91%

$2,049	$2,882	$3,525	$3,069		$6,621
1.69%	1.64%	1.62%	1.62%		1.70%

1.91%	1.74%	1.73%	1.71%		1.70%
(1.02% )	(1.01% )	(1.06% )	(1.08%	)	(1.28%	)

(1.24% )	(1.11% )	(1.17% )	(1.17%	)	(1.28%	)
110%	74%	58%	71%		44%

Financial highlights
Delaware Trend® Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
6/30/09	6/30/08	6/30/07	6/30/06		6/30/05
$16.520	$23.720	$23.560	$21.130		$20.830

(0.055)	(0.091)	(0.116)	(0.126)		(0.129)
(4.153)	(2.389)	3.603	2.556		0.429
(4.208)	(2.480)	3.487	2.430		0.300

(0.542)	(4.720)	(3.327)	—		—
(0.542)	(4.720)	(3.327)	—		—

$11.770	$16.520	$23.720	$23.560		$21.130

(26.48% )	(13.55% )	17.51%	11.50%		1.44%

$20,699	$30,820	$154,595	$263,962		$275,712
1.19%	1.14%	1.12%	1.11%		1.10%

1.31%	1.14%	1.13%	1.11%		1.10%
(0.52% )	(0.51% )	(0.56% )	(0.57%	)	(0.68%	)

(0.64% )	(0.51% )	(0.57% )	(0.57%	)	(0.68%	)
110%	74%	58%	71%		44%

Notes to financial statements
Delaware Trend® Fund	June 30, 2009

Delaware Group® Equity Funds III (Trust) is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and related notes pertain to the Delaware Trend Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation by investing primarily in securities of emerging or other growth-oriented companies.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

Notes to financial statements
Delaware Trend® Fund

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates during the year ended June 30, 2009.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in the custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective November 1, 2008, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, short sale and dividend interest expenses, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, non-routine expenses)), do not exceed 1.16% of average daily net assets of the Fund through October 31, 2009. Prior to November 1, 2008 the fund had no expense limitation. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended June 30, 2009, the Fund was charged $17,781 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. DDLP has contracted to limit the 12b-1 fees through October 31, 2009 in order to prevent 12b-1 fees Class R shares from exceeding 0.50% of average daily net assets.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$213,263
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	52,917
Distribution fee payable to DDLP	101,046
Other expenses payable to DMC and affiliates*	4,354

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended June 30, 2009, the Fund was charged $30,119 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended June 30, 2009, DDLP earned $16,108 for commissions on sales of the Fund’s Class A shares. For the year ended June 30, 2009, DDLP received gross contingent deferred sales charge commissions of $ 63, $17,991 and $ 926 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Notes to financial statements
Delaware Trend® Fund

3. Investments

For the year ended June 30, 2009, the Fund made purchases of $394,910,220 and sales of $471,171,884 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes was $381,582,090. At June 30, 2009, net unrealized appreciation was $ 5,057,199, of which $45,869,688 related to unrealized appreciation of investments and $40,812,489 related to unrealized depreciation of investments.

Effective July 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$319,972,106	—	—	$319,972,106
U.S. Treasury Obligation	23,246	—	—	23,246
Short-Term	—	94,755	—	94,755
Securities Lending Collateral	36,903,545	29,645,549	88	66,549,182
Total	$356,898,897	$29,740,304	$88	$386,639,289

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 6/30/08	$—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation	(875,513)
Net purchases, sales, and settlements	—
Net transfers in and/or out of Level 3	875,601
Balance as of 6/30/09	$88

Net change in unrealized appreciation/depreciation
from investments still held as of 6/30/09	$(875,513)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended June 30, 2009 and 2008 was as follows:

	Year Ended
	6/30/2009	6/30/08
Ordinary income	$—	$317,423
Long-term capital gain	19,563,535	197,955,274
Return of capital	13,848	—
Total	$19,577,383	$198,272,697

5. Components of Net Assets on a Tax Basis

As of June 30, 2009, the components of net asset on a tax basis were as follows:

Shares of beneficial interest	$422,338,617
Post-October losses	(80,291,431)
Capital loss carryforwards	(27,313,413)
Unrealized appreciation of investments	5,057,199
Net assets	$319,790,972

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through June 30, 2009, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

Notes to financial statements
Delaware Trend® Fund

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2009, the Fund recorded the following reclassifications:

Accumulated net investment loss	$3,274,917
Accumulated net realized loss	(25,836)
Paid-in capital	(3,249,081)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future gains. Capital loss carryforwards remaining at June 20, 2009 will expire as follows: $27,313,413 expires in 2017.

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	6/30/09	6/30/08
Shares sold:
Class A	2,957,375	3,180,519
Class B	8,658	26,431
Class C	162,698	230,253
Class R	66,760	111,721
Institutional Class	776,705	865,242

Shares issued upon reinvestment of dividends and distributions:
Class A	899,653	6,607,267
Class B	144,353	1,215,463
Class C	166,383	1,186,704
Class R	6,897	46,325
Institutional Class	56,459	1,091,861
	5,245,941	14,561,786

Shares repurchased:
Class A	(8,377,783)	(10,081,980)
Class B	(1,948,278)	(2,097,413)
Class C	(1,381,065)	(1,599,706)
Class R	(72,430)	(125,766)
Institutional Class	(939,646)	(6,609,339)
	(12,719,202)	(20,514,204)
Net decrease	(7,473,261)	(5,952,418)

For the years ended June 30, 2009 and 2008, 926,808 Class B shares were converted to 763,625 Class A shares valued at $7,864,027 and 668,930 Class B shares were converted to 560,677 Class A shares valued at $9,334,097, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with the Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Fund had no amounts outstanding as of June 30, 2009, or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not

Notes to financial statements
Delaware Trend® Fund

8. Securities Lending (continued)

receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of securities on loan was $ 65,842,698, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events — Purchase of Delaware Investments by Macquarie Group

On August 19, 2009, Lincoln National Corporation and Macquarie Group (“Macquarie”) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment, and funds management services (the “Transaction”). Upon completion of the Transaction, DMC, DDLP, and DSC will be wholly owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Funds. As a result, a Special Meeting of Shareholders (the “Meeting”) of the Funds will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Funds (the “New Agreement”). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Funds will receive proxy materials including more detailed information about the Meeting, the Transaction, and the proposed New Agreement.

Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 19, 2009, the date of issuance of the Fund’s financial statements, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

12. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

(A) Long-Term Capital Gains Distributions (Tax Basis)	99.93%
(B) Ordinary Income Distribution (Tax Basis)	—
Return of capital (Tax Basis)	0.07%
Total Distributions (Tax Basis)	100.00%

(A) and (B) are based on a percentage of the Fund’s total distributions.

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group® Equity Funds III — Delaware Trend® Fund

We have audited the accompanying statement of net assets of Delaware Trend Fund (one of the series constituting the Delaware Group Equity Funds III) (the Fund) as of June 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Trend Fund series of Delaware Group Equity Funds III at June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
August 19, 2009

Other Fund information
(Unaudited)
Delaware Trend® Fund

Board Consideration of Delaware Trend Fund Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Trend Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding Management’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by Management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service.

Other Fund information
(Unaudited)
Delaware Trend® Fund

Board Consideration of Delaware Trend Fund Investment Advisory Agreement (continued)

The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- and five-year periods was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the ten-year period was in the third quartile. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board noted improvements in performance in early 2009 as well as Management’s efforts to increase portfolio management depth. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008.

The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through October 2009 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Other Fund information
(Unaudited)
Delaware Trend® Fund

Board Consideration of Delaware Trend Fund Investment Advisory Agreement (continued)

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Fund management

Michael S. Tung, M.D.
Vice President, Portfolio Manager, Equity Analyst
Michael S. Tung, M.D., handles research and analysis and portfolio management in the healthcare sector for the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments in November 2006 as an equity analyst covering the technology and healthcare sectors for the firm’s Emerging Markets team, he worked for 20 months as a vice president at the Galleon Group, performing fundamental research in the medical technology and biotechnology sectors. From late 2003 to 2005 he was an analyst responsible for investing in healthcare equities for Hambrecht & Quist Capital Management, and he spent most of 2003 as a junior analyst for Durus Capital Management. He began his professional career in the medical field from 2001 to the beginning of 2003, first as a physician at the Lemuel Shattuck Hospital of the Tufts University School of Medicine and then as an anesthesiologist at Beth Israel Deaconess Medical Center at the Harvard Medical School. Dr. Tung received bachelor’s degrees in economics and biology, summa cum laude, from George Washington University, where he spent a year at Oxford University in England as one of only three students awarded the Pembroke College Scholarship. He earned his medical doctorate and an MBA from the Tufts University School of Medicine. Dr. Tung is also a licensed physician in New York State.

Barry S. Gladstein, CFA
Vice President, Portfolio Manager
Barry S. Gladstein is a portfolio manager in the energy, industrials, and materials sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments in 1995, he was director of operational planning at CIGNA Corporation from 1991 to 1995 and a senior accountant with Arthur Young. He holds a bachelor’s degree from Binghamton University and an MBA from The Wharton School of the University of Pennsylvania, and he is a member of the CFA Society of Philadelphia.

Lori P. Wachs, CFA
Vice President, Portfolio Manager
Lori P. Wachs is a portfolio manager and analyst for the consumer sector in the firm’s Emerging Growth Equity group. She joined Delaware Investments in 1992 after serving in the equity-risk arbitrage department of Goldman Sachs from 1990 to 1992. She holds a bachelor’s degree in economics from The Wharton School of the University of Pennsylvania, where she graduated Phi Beta Kappa.

Rudy D. Torrijos III
Vice President, Portfolio Manager
Rudy D. Torrijos joined Delaware Investments in July 2005, where he serves as a portfolio manager with a focus on the technology sector for the firm’s Emerging Growth Equity team. He spent the prior two years as a technology analyst at Fiduciary Trust, where he was responsible for sector management of technology stocks for small-cap equity products. From 1997 to 2002 he worked for Neuberger Berman Growth Group, first as an analyst and then as fund manager. Torrijos worked as a technology analyst at Hellman Jordan Management for three years, and he began his career as a marketing/strategic financial planning analyst at Unocal in Los Angeles. Torrijos attended Harvard University, where he graduated with a bachelor’s degree in applied mathematics/economics.

Christopher M. Holland
Vice President, Portfolio Manager
Christopher M. Holland, who joined Delaware Investments in 2001, is a portfolio manager in the business and financial services sectors of the firm’s Emerging Growth Equity team. Prior to joining the firm, Holland worked for three years as a municipal fixed income analyst at BlackRock and in private client services at J.P. Morgan Chase for another year. Holland holds a bachelor’s degree in economics from the University of Delaware and an MBA with a concentration in finance from Villanova University.

Marshall T. Bassett
Senior Vice President, Chief Investment Officer — Emerging Growth Equity
Marshall T. Bassett leads the firm’s Emerging Growth Equity team, which focuses on small-, mid-, and smid-cap investment products and strategies. Before taking over leadership of the Emerging Growth Equity team, Bassett spent eight years as a portfolio manager and analyst, focusing on consumer and retail stocks in the growth area. Prior to joining Delaware Investments in 1997, he worked for eight years at Morgan Stanley Asset Management Group, where he most recently served as a vice president in its Emerging Growth group, analyzing small-cap companies. Before that, he worked at a community bank in Hopkinsville, Ky., which eventually became part of The Sovran Bank and Trust Company. He received his bachelor’s degree from Duke University and an MBA from The Fuqua School of Business at Duke University. Bassett is a member of The Fuqua School’s alumni board.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	81	Director
various executive capacities		Kaydon Corp.
at different times at		(July 2007–Present)
Delaware Investments.[2]
Board of Governors Member
Investment Company
Institute (ICI)
(2007–Present)

Member of Investment Committee
Cradle of Liberty Council, BSA
(November 2007–Present)

Finance Committee Member
St. John Vianney
Roman Catholic Church
(2007–Present)

Private Investor	81	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(April 2007–Present)
Investment Manager
Morgan Stanley & Co.		Chairman of
(January 1984–March 2004)		Investment Committee
Pennsylvania Academy of
Fine Arts (2007–Present)
Trustee (2004–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas L. Bennett
(continued)

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society
		(February 2006–Present)

President	81	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)
		Director
Executive Vice President		Ecore International
University of Pennsylvania
(April 1995–June 2002)

Founder and	81	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	81	None
Assurant, Inc. (Insurance)
(2002–2004)

Consultant	81	None
ARL Associates
(Financial Planning)
(1983–Present)

President and	81	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
(continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
the Compensation Committee
Spanlink Communications

Lead Director and Member of
Compensation and
Governance Committees
Valmont Industries, Inc.

Vice President and Treasurer	81	Director
(January 2006–Present)		Okabena Company
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	81	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	81	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	81	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	81	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	81	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Trend® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Trend Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     John A. Fry
     Thomas F. Madison
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $49,100 for the fiscal year ended June 30, 2009.

_______________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $64,700 for the fiscal year ended June 30, 2008.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2009.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended June 30, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2008.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended June 30, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

(c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $14,950 for the fiscal year ended June 30, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations, and tax compliance services related to investments in foreign securities.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2008.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $20,550 for the fiscal year ended June 30, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations, and tax compliance services related to investments in foreign securities.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2008.

(d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended June 30, 2009.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2009.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended June 30, 2008.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2008.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $264,064 and $274,912 for the registrant’s fiscal years ended June 30, 2009 and June 30, 2008, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds III

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 2, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 2, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 2, 2009